                        NATIONWIDE LIFE INSURANCE COMPANY

                       Deferred Variable Annuity Contracts

 Issued by Nationwide Life Insurance Company through its NACo Variable Account

                  The date of this prospectus is May 1, 1999.

--------------------------------------------------------------------------------


This prospectus contains basic information you should know about the contracts before investing.

Please read it and keep it for future reference.

The following underlying mutual funds are available under the contracts:

-    American Century: Income & Growth - Investor Class

- American Century: International Discovery Fund - Investor Class (formerly "American Century: Twentieth Century International Discovery Fund - Investor Class")

-    American Century: Ultra (formerly "American Century: Twentieth Century
     Ultra")

-    Dreyfus Appreciation Fund, Inc.

-    Dreyfus Premier Midcap Stock Fund - Class A

-    The Dreyfus Third Century Fund, Inc.

-    Federated Bond Fund - Class F

-    Federated U.S. Government Securities Fund: 2-5 Years - Institutional Shares

-    Fidelity Advisor Growth Opportunities Fund - Class A

-    Fidelity Advisor High Yield Fund - Class T

-    Fidelity Equity - Income Fund

-    Fidelity OTC Portfolio

-    Fidelity Puritan Fund

-    INVESCO Dynamics Fund

-    INVESCO Total Return Fund

-    LifeDesigns Series
     -    The Aggressive Portfolio
     -    The Moderately Aggressive Portfolio
     -    The Moderate Portfolio
     -    The Moderately Conservative Portfolio
     -    The Conservative Portfolio

-    MAS Funds Fixed Income Portfolio

-    MFS(R) High Income Fund - Class A

-    Morgan Stanley Institutional Fund, Inc. - Equity Growth Portfolio - Class B

-    Nationwide(R) Fund - Class D

-    Nationwide(R) Money Market Fund

-    Nationwide S&P 500(R) Index Fund - Class Y

- Nationwide Separate Account Trust - Nationwide Small Company Fund (subadvisers: The Dreyfus Corporation, Neuberger Berman, L.P., Lazard Asset Management, Strong Capital Management, Inc. and Warburg Pincus Asset Management, Inc.) Neuberger Berman Guardian Fund, Inc.

-    Neuberger Berman Partners Trust

-    Oppenheimer Global Fund - Class A

-    Prestige Balanced Fund - Class Y

-    Prestige International Fund - Class Y

-    Prestige Large Cap Growth Fund - Class Y

-    Prestige Large Cap Value Fund - Class Y

-    Prestige Small Cap Fund - Class Y

-    Putnam Investors Fund - Class A

-    Putnam Voyager Fund - Class A

-    SEI Index Funds - S&P 500 Index Portfolio

-    Seligman Growth Fund, Inc. - Class A

-    Short-Term Investments Trust - Treasury Portfolio - Institutional Class

-    T. Rowe Price International Stock Fund(R)

-    Templeton Foreign Fund - Class A

-    Warburg Pincus Emerging Growth Fund - Common Class

NOT AVAILABLE FOR NEW PLANS ESTABLISHED ON OR AFTER JUNE 30, 1998
     -    Fidelity Contrafund

NOT AVAILABLE FOR NEW CONTRACTS ISSUED ON OR AFTER OCTOBER 1, 1997
     -    Fidelity Magellan(R) Fund

NOT AVAILABLE FOR NEW CONTRACTS ISSUED ON OR AFTER MAY 1, 1997
     - American Century: Growth (formerly "American Century: Twentieth Century Growth")
     -    Massachusetts Investors Growth Stock Fund - Class A

MAY   NOT BE AVAILABLE TO ALL CONTRACTS ISSUED ON OR AFTER JULY 1, 1994
     -    The Bond Fund of America(SM), Inc.
     -    The Investment Company of America(R), Inc.

NOT AVAILABLE FOR NEW CONTRACTS ISSUED ON OR AFTER OCTOBER 1, 1993
     -    Evergreen Income and Growth Fund
     -    MFS(R) Growth Opportunities Fund - Class A
     -    Nationwide(R) Growth Fund - Class D

NOT AVAILABLE FOR OWNERS WHOSE PREDECESSOR NATIONWIDE DC VARIABLE ACCOUNT CONTRACT WAS ISSUED ON OR AFTER JANUARY 1, 1987
     -    Fidelity Capital & Income Fund

The Statement of Additional Information ( dated May 1, 1999) which contains additional information about the contracts and the NACo Variable Account has been filed with the U.S. Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 31.

For general information or to obtain FREE copies of the:
     -    Statement of Additional Information
     -    prospectus for any underlying mutual fund
     -    required Nationwide forms,

call:
                                 1-800-545-4730
                               TDD 1-800-238-3035

or write:

       NATIONWIDE LIFE INSURANCE COMPANY
       P.O. BOX 16766
       COLUMBUS, OHIO 43216

The Statement of Additional Information and other material incorporated by reference can be found on the SEC website at:

                                   WWW.SEC.GOV

THIS ANNUITY IS NOT:

    - A BANK DEPOSIT              - FEDERALLY INSURED

    - ENDORSED BY A BANK OR       - AVAILABLE IN EVERY
      GOVERNMENT AGENCY             STATE

Investors assume certain risks when investing in the contracts, including the possibility of losing money.

Guarantees under the contracts are the sole responsibility of Nationwide.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

GLOSSARY OF SPECIAL TERMS

ACCUMULATION UNIT- An accounting unit used to calculate the contract value allocated to the variable account before the annuitization date.

ALLOCATED CONTRACT- Contract under which Nationwide maintains individual accounts on behalf of each participant.

ANNUITIZATION DATE- The date on which annuity payments begin.

ANNUITY COMMENCEMENT DATE- The date on which annuity payments are scheduled to begin. This date may be changed by the contract owner with Nationwide's consent.

ANNUITY UNIT- An accounting unit used to calculate the variable payment annuity payments.

CONTRACT VALUE- The total of all accumulation units in a contract.

CONTRACT YEAR- Each year the contract is in force beginning with the date the contract is issued.

GENERAL ACCOUNT- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

MEMBER COUNTY- A county which is a member of the National Association of Counties ("NACo") or an entity approved by the President of NACo for participation under the NACo program.

NACo PROGRAM- The deferred compensation program established and administered pursuant to Section 457 of the Internal Revenue Code for the benefit of member counties.

NATIONWIDE- Nationwide Life Insurance Company.

PARTICIPANT ACCOUNT YEAR- For each participant, the participant account year is each one-year period starting with either the date accumulation units were first credited to the participant's account, or an anniversary of that date.

SUB-ACCOUNTS- Divisions of the variable account to which underlying mutual fund shares are allocated and for which accumulation units and annuity units are separately maintained.

UNALLOCATED CONTRACT- A contract where Nationwide maintains one single plan contract, as opposed to maintaining individual participant accounts.

VALUATION PERIOD- Each day the New York Stock Exchange is open.

VARIABLE ACCOUNT- NACo Variable Account, a separate account of Nationwide that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

TABLE OF CONTENTS


GLOSSARY OF SPECIAL TERMS.....................................................3

SUMMARY OF STANDARD CONTRACT
     EXPENSES.................................................................5

UNDERLYING MUTUAL FUND ANNUAL EXPENSES........................................6

EXAMPLE.......................................................................8

CONDENSED FINANCIAL INFORMATION..............................................10

FINANCIAL STATEMENTS.........................................................10

SYNOPSIS OF THE CONTRACTS....................................................10

NATIONWIDE LIFE INSURANCE COMPANY............................................11

NATIONWIDE INVESTMENT SERVICES CORPORATION...................................12

INVESTING IN THE CONTRACT....................................................12
     The Variable Account and Underlying
         Mutual Funds

STANDARD CHARGES AND DEDUCTIONS..............................................13
     Participant Account Maintenance Charge
     Variable Account Annual Expense Fee
     Contingent Deferred Sales Charge
     Premium Taxes

CONTRACT RIGHTS..............................................................15

OPERATION OF THE CONTRACT....................................................15
     Minimum Purchase Payments
     Application of Purchase Payments
     Allocation of Purchase Payments
     Determining Variable Account Value - Valuing an Accumulation Unit Determining the Participant Account Value
     Exchange Privilege
     Experience Credits

MODIFICATION OF THE CONTRACT.................................................18

CONTRACT SUSPENSION AND TERMINATION..........................................18

REDEMPTION OF PARTICIPANT ACCOUNTS...........................................18

RETIREMENT PERIOD............................................................19
     Additional Purchase Payment Before Beginning Retirement Income Payments Retirement Income Payments
     Election of Retirement Income Form and Date
     Retirement Income Forms
     Determination of Life Income Payments
     Alternate Assumed Investment Rate

DEATH OF PARTICIPANT.........................................................22
     Participant Death Before Retirement
     Death of Retired Participant

FEDERAL TAX CONSIDERATIONS...................................................23
     Contracts Issued under the New York
         Model Plan

STATEMENTS AND REPORTS.......................................................24

YEAR 2000 COMPLIANCE ISSUES..................................................24

LEGAL PROCEEDINGS............................................................25

ADVERTISING AND SUB-ACCOUNT PERFORMANCE SUMMARY..............................26

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION.....................31

APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS...........................32

APPENDIX B: CONDENSED FINANCIAL
     INFORMATION.............................................................41

SUMMARY OF CONTRACT EXPENSES


All charges are subject to negotiation. Therefore, the expenses described below vary from contract to contract. Please refer to the appropriate prospectus provision for more details.

PARTICIPANT TRANSACTION EXPENSES

Maximum Contingent Deferred Sales
Charge ("CDSC") (as a percentage of
purchase payments) ...........................................................5%

MAXIMUM PARTICIPANT ACCOUNT
MAINTENANCE CHARGE..........................................................$50

MAXIMUM VARIABLE ACCOUNT ANNUAL
EXPENSE FEE(1)
(as a percentage of average account value)
         .......................................................0.95% per annum

(1) The maximum Variable Account Annual Expense Fee does not include:

     - premium taxes that may be imposed by the state in which the contract was issued; or

     - deductions for management fees and other expenses made by the underlying mutual funds.

                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES

      (AS A PERCENTAGE OF UNDERLYING MUTUAL FUND NET ASSETS, AFTER EXPENSE
                                 REIMBURSEMENT)

        -------------------------------------------------------------------------------------------------------------------
                                                                 Management        Other         12b-1      Total Mutual
                                                                    Fees         Expenses         Fees      Fund Expenses
        -------------------------------------------------------------------------------------------------------------------
        American Century: Income & Growth - Investor Class          0.69%          0.00%          0.00%          0.69%
        -------------------------------------------------------------------------------------------------------------------
        American Century: Growth                                    1.00%          0.00%          0.00%          1.00%
        -------------------------------------------------------------------------------------------------------------------
        American Century: International Discovery Fund -            1.66%          0.00%          0.00%          1.66%
        Investor Class
        -------------------------------------------------------------------------------------------------------------------
        American Century: Ultra                                     1.00%          0.00%          0.00%          1.00%
        -------------------------------------------------------------------------------------------------------------------
        The Bond Fund of America(SM), Inc.                          0.32%          0.09%          0.25%          0.66%
        -------------------------------------------------------------------------------------------------------------------
        Dreyfus Appreciation Fund, Inc.                             0.55%          0.34%          0.00%          0.89%
        -------------------------------------------------------------------------------------------------------------------
        Dreyfus Premier Midcap Stock Fund - Class A                 1.10%          0.25%          0.00%          1.35%
        -------------------------------------------------------------------------------------------------------------------
        The Dreyfus Third Century Fund, Inc.                        0.75%          0.22%          0.00%          0.97%
        -------------------------------------------------------------------------------------------------------------------
        Evergreen Income and Growth Fund                            0.97%          0.28%          0.00%          1.25%
        -------------------------------------------------------------------------------------------------------------------
        Federated Bond Fund - Class F                               0.65%          0.43%          0.00%          1.08%
        -------------------------------------------------------------------------------------------------------------------
        Federated U.S. Government Securities Fund: 2-5 Years        0.40%          0.14%          0.00%          0.54%
        - Institutional Shares
        -------------------------------------------------------------------------------------------------------------------
        Fidelity Advisor Growth Opportunities Fund - Class A        0.46%          0.25%          0.25%          0.96%
        -------------------------------------------------------------------------------------------------------------------
        Fidelity Advisor High Yield Fund - Class T                  0.58%          0.24%          0.25%          1.07%
        -------------------------------------------------------------------------------------------------------------------
        Fidelity Capital & Income Fund                              0.58%          0.23%          0.00%          0.81%
        -------------------------------------------------------------------------------------------------------------------
        Fidelity Contrafund                                         0.45%          0.16%          0.00%          0.61%
        -------------------------------------------------------------------------------------------------------------------
        Fidelity Equity-Income Fund                                 0.47%          0.20%          0.00%          0.67%
        -------------------------------------------------------------------------------------------------------------------
        Fidelity Magellan(R)Fund                                    0.42%          0.17%          0.00%          0.59%
        -------------------------------------------------------------------------------------------------------------------
        Fidelity OTC Portfolio                                      0.49%          0.24%          0.00%          0.73%
        -------------------------------------------------------------------------------------------------------------------
        Fidelity Puritan Fund                                       0.44%          0.19%          0.00%          0.63%
        -------------------------------------------------------------------------------------------------------------------
        INVESCO Dynamics Fund                                       0.55%          0.28%          0.25%          1.08%
        -------------------------------------------------------------------------------------------------------------------
        INVESCO Total Return Fund                                   0.58%          0.20%          0.25%          1.03%
        -------------------------------------------------------------------------------------------------------------------
        The Investment Company of America(R), Inc.                  0.25%          0.08%          0.22%          0.55%
        -------------------------------------------------------------------------------------------------------------------
        LifeDesigns Series - The Aggressive Portfolio               0.50%          0.00%          0.00%          0.50%
        -------------------------------------------------------------------------------------------------------------------
        LifeDesigns Series - The Moderately Aggressive              0.50%          0.00%          0.00%          0.50%
        Portfolio
        -------------------------------------------------------------------------------------------------------------------
        LifeDesigns Series - The Moderate Portfolio                 0.50%          0.00%          0.00%          0.50%
        -------------------------------------------------------------------------------------------------------------------
        LifeDesigns Series - The Moderately Conservative            0.50%          0.00%          0.00%          0.50%
        Portfolio
        -------------------------------------------------------------------------------------------------------------------
        LifeDesigns Series - The Conservative Portfolio             0.50%          0.00%          0.00%          0.50%
        -------------------------------------------------------------------------------------------------------------------
        MAS Funds Fixed Income Portfolio                            0.38%          0.11%          0.00%          0.49%
        -------------------------------------------------------------------------------------------------------------------
        Massachusetts Investors Growth Stock Fund - Class A         0.25%          0.22%          0.32%          0.79%
        -------------------------------------------------------------------------------------------------------------------
        MFS(R)Growth Opportunities Fund - Class A                   0.42%          0.21%          0.18%          0.81%
        -------------------------------------------------------------------------------------------------------------------
        MFS(R)High Income Fund - Class A                            0.44%          0.27%          0.30%          1.01%
        -------------------------------------------------------------------------------------------------------------------
        Morgan Stanley Institutional Fund, Inc. - Equity            0.60%          0.20%          0.25%          1.05%
        Growth Portfolio - Class B
        -------------------------------------------------------------------------------------------------------------------
        Nationwide(R)Fund - Class D                                 0.57%          0.12%          0.00%          0.69%
        -------------------------------------------------------------------------------------------------------------------
        Nationwide(R)Growth Fund - Class D                          0.58%          0.19%          0.00%          0.77%
        -------------------------------------------------------------------------------------------------------------------
        Nationwide Money Market Fund                                0.40%          0.18%          0.00%          0.58%
        -------------------------------------------------------------------------------------------------------------------
        Nationwide S&P 500(R)Index Fund - Class Y                   0.13%          0.34%          0.00%          0.47%
        -------------------------------------------------------------------------------------------------------------------
        Nationwide Separate Account Trust - Nationwide Small        1.00%          0.07%          0.00%          1.07%
        Company Fund
        -------------------------------------------------------------------------------------------------------------------
        Neuberger Berman Guardian Fund, Inc.                        0.70%          0.09%          0.00%          0.79%
        -------------------------------------------------------------------------------------------------------------------
        Neuberger Berman Partners Trust                             0.85%          0.05%          0.00%          0.90%
        -------------------------------------------------------------------------------------------------------------------

        -------------------------------------------------------------------------------------------------------------------
                                                                 Management        Other         12b-1      Total Mutual
                                                                    Fees         Expenses         Fees      Fund Expenses
        -------------------------------------------------------------------------------------------------------------------
        Oppenheimer Global Fund - Class A                          0.69%          0.23%          0.22%          1.14%
        -------------------------------------------------------------------------------------------------------------------
        Prestige Balanced Fund - Class Y                           0.25%          0.70%          0.00%          0.95%
        -------------------------------------------------------------------------------------------------------------------
        Prestige International Fund - Class Y                      0.43%          0.82%          0.00%          1.25%
        -------------------------------------------------------------------------------------------------------------------
        Prestige Large Cap Growth Fund - Class Y                   0.35%          0.70%          0.00%          1.05%
        -------------------------------------------------------------------------------------------------------------------
        Prestige Large Cap Value Fund - Class Y                    0.30%          0.70%          0.00%          1.00%
        -------------------------------------------------------------------------------------------------------------------
        Prestige Small Cap Fund - Class Y                          0.50%          0.70%          0.00%          1.20%
        -------------------------------------------------------------------------------------------------------------------
        Putnam Investors Fund - Class A                            0.51%          0.19%          0.25%          0.95%
        -------------------------------------------------------------------------------------------------------------------
        Putnam Voyager Fund - Class A                              0.48%          0.23%          0.25%          0.96%
        -------------------------------------------------------------------------------------------------------------------
        SEI Index Funds - S&P 500 Index Portfolio                  0.40%          0.00%          0.00%          0.40%
        -------------------------------------------------------------------------------------------------------------------
        Seligman Growth Fund, Inc. - Class A                       0.70%          0.23%          0.23%          1.16%
        -------------------------------------------------------------------------------------------------------------------
        Short-Term Investments Trust - Treasury Portfolio -        0.06%          0.02%          0.00%          0.08%
        Institutional Class
        -------------------------------------------------------------------------------------------------------------------
        T. Rowe Price International Stock Fund(R)                  0.67%          0.18%          0.00%          0.85%
        -------------------------------------------------------------------------------------------------------------------
        Templeton Foreign Fund - Class A                           0.61%          0.26%          0.25%          1.12%
        -------------------------------------------------------------------------------------------------------------------
        Warburg Pincus Emerging Growth Fund - Common Class         0.90%          0.32%          0.00%          1.22%
        -------------------------------------------------------------------------------------------------------------------

The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value to calculate the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

Some underlying mutual funds are subject to fee waivers and expense reimbursements. The following chart shows what the expenses would have been for such funds without fee waivers and expense reimbursements.

        -------------------------------------------------------------------------------------------------------------------
                                                                 Management        Other         12b-1      Total Mutual
                                                                    Fees         Expenses         Fees      Fund Expenses
        -------------------------------------------------------------------------------------------------------------------
        Federated Bond Fund - Class F                              0.75%          0.45%          0.00%          1.20%
        -------------------------------------------------------------------------------------------------------------------
        Federated U.S. Government Securities Fund: 2-5 Years       0.40%          0.39%          0.00%          0.79%
        - Institutional Shares
        -------------------------------------------------------------------------------------------------------------------
        Fidelity Advisor Growth Opportunities Fund - Class A       0.46%          0.26%          0.25%          0.97%
        -------------------------------------------------------------------------------------------------------------------
        Fidelity Advisor High Yield Fund - Class T                 0.58%          0.28%          0.15%          1.01%
        -------------------------------------------------------------------------------------------------------------------
        Fidelity Contrafund                                        0.45%          0.20%          0.00%          0.65%
        -------------------------------------------------------------------------------------------------------------------
        Fidelity Magellan(R)Fund                                    0.42%          0.18%          0.00%          0.60%
        -------------------------------------------------------------------------------------------------------------------
        Fidelity OTC Portfolio                                     0.49%          0.26%          0.00%          0.75%
        -------------------------------------------------------------------------------------------------------------------
        Fidelity Puritan Fund                                      0.44%          0.21%          0.00%          0.65%
        -------------------------------------------------------------------------------------------------------------------
        Nationwide S&P 500(R)Index Fund - Class Y                  0.13%          0.61%          0.00%          0.74%
        -------------------------------------------------------------------------------------------------------------------

EXAMPLE

The following chart shows the amount of expenses (in dollars) that would be incurred under the contracts assuming a $1,000 investment, 5% annual return, and no change in expenses. These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown below.

The example reflects expenses of both the variable account and the underlying mutual funds. Deductions for premium taxes are not reflected but may apply. The example reflects the 5 year CDSC schedule and the maximum

Variable Account Annual Expense Fee (0.95%). The example reflects the Contract Maintenance Charge, expressed as a percentage of average account value. Since the average contract value is greater than $1,000, the expense effect of the Contract Maintenance Charge is reduced accordingly.

For those contracts that have a different CDSC schedule or a lower Variable Account Annual Expense Fee, the expenses would be reduced.

The summary of contract expenses and example are to help contract owners understand expenses associated with the contracts.

--------------------------------------------------------------------------------------------------------------------------
                              If you surrender your contract If you do not surrender your  If you annuitize your contract
                               at the end of the applicable   contract at the end of the    at the end of the applicable
                                       time period              applicable time period              time period
--------------------------------------------------------------------------------------------------------------------------
                              1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs.  10 Yrs.
--------------------------------------------------------------------------------------------------------------------------
American Century: Income &      67     103    142     250      17    53     92      200     17     53      92      200
Growth - Investor Class
--------------------------------------------------------------------------------------------------------------------------
American Century: Growth        70     113    159     284      20    63     109     234     20     63     109      234
--------------------------------------------------------------------------------------------------------------------------
American Century:               77     134    193     354      27    84     143     304     27     84     143      304
International Discovery Fund
- Investor Class
--------------------------------------------------------------------------------------------------------------------------
American Century: Ultra         70     113    159     284      20    63     109     234     20     63     109      234
--------------------------------------------------------------------------------------------------------------------------
The Bond Fund of America(SM),   67     102    140     247      17    52     90      197     17     52      90      197
Inc.
--------------------------------------------------------------------------------------------------------------------------
Dreyfus   Appreciation  Fund,   69     110    153     272      19    60     103     222     19     60     103      222
Inc.
--------------------------------------------------------------------------------------------------------------------------
Dreyfus  Premier Midcap Stock   74     124    177     322      24    74     127     272     24     74     127      272
Fund - Class A
--------------------------------------------------------------------------------------------------------------------------
The  Dreyfus   Third  Century   70     112    157     281      20    62     107     231     20     62     107      231
Fund, Inc.
--------------------------------------------------------------------------------------------------------------------------
Evergreen Income and Growth     73     121    172     311      23    71     122     261     23     71     122      261
Fund
--------------------------------------------------------------------------------------------------------------------------
Federated Bond Fund - Class F   71     116    163     293      21    66     113     243     21     66     113      243
--------------------------------------------------------------------------------------------------------------------------
Federated U.S. Government       66     99     134     233      16    49     84      183     16     49      84      183
Securities Fund: 2-5 Years -
Institutional Shares
--------------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Growth         70     112    156     280      20    62     106     230     20     62     106      230
Opportunities Fund - Class A
--------------------------------------------------------------------------------------------------------------------------
Fidelity Advisor High Yield     71     115    162     292      21    65     112     242     21     65     112      242
Fund - Class T
--------------------------------------------------------------------------------------------------------------------------
Fidelity Capital & Income       68     107    148     263      18    57     98      213     18     57      98      213
Fund
--------------------------------------------------------------------------------------------------------------------------
Fidelity Contrafund             66     101    138     241      16    51     88      191     16     51      88      191
--------------------------------------------------------------------------------------------------------------------------
Fidelity Equity - Income Fund   67     103    141     248      17    53     91      198     17     53      91      198
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                              If you surrender your contract If you do not surrender your  If you annuitize your contract
                               at the end of the applicable   contract at the end of the    at the end of the applicable
                                       time period              applicable time period              time period
--------------------------------------------------------------------------------------------------------------------------
                              1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs.  10 Yrs.
--------------------------------------------------------------------------------------------------------------------------
Fidelity Magellan(R)Fund        66     100    137     239      16    50     87      189     16     50      87      189
--------------------------------------------------------------------------------------------------------------------------
Fidelity OTC Portfolio          68     105    144     254      18    55     94      204     18     55      94      204
--------------------------------------------------------------------------------------------------------------------------
Fidelity Puritan Fund           67     101    139     243      17    51     89      193     17     51      89      193
--------------------------------------------------------------------------------------------------------------------------
INVESCO Dynamics Fund           71     116    163     293      21    66     113     243     21     66     113      243
--------------------------------------------------------------------------------------------------------------------------
INVESCO Total Return Fund       71     114    160     287      21    64     110     237     21     64     110      237
--------------------------------------------------------------------------------------------------------------------------
The Investment Company of       66      99    134     234      16    49     84      184     16     49      84      184
America(R), Inc.
--------------------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The        65      97    132     228      15    47     82      178     15     47      82      178
Aggressive Portfolio
--------------------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The        65      97    132     228      15    47     82      178     15     47      82      178
Moderately Aggressive
Portfolio
--------------------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The        65      97    132     228      15    47     82      178     15     47      82      178
Moderate Portfolio
--------------------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The        65      97    132     228      15    47     82      178     15     47      82      178
Moderately Conservative
Portfolio
--------------------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The        65      97    132     228      15    47     82      178     15     47      82      178
Conservative Portfolio
--------------------------------------------------------------------------------------------------------------------------
MAS Funds Fixed Income          65      97    131     227      15    47     81      177     15     47      81      177
Portfolio
--------------------------------------------------------------------------------------------------------------------------
Massachusetts Investors         68     107    147     261      18    57     97      211     18     57      97      211
Growth Stock Fund - Class A
--------------------------------------------------------------------------------------------------------------------------
MFS(R)Growth Opportunities      68     107    148     263      18    57     98      213     18     57      98      213
Fund - Class A
--------------------------------------------------------------------------------------------------------------------------
MFS(R)High Income Fund -        71     114    159     285      21    64     109     235     21     64     109      235
Class A
--------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Institutional    71     115    161     290      21    65     111     240     21     65     111      240
Fund, Inc. - Equity Growth
Portfolio - Class B
--------------------------------------------------------------------------------------------------------------------------
Nationwide(R)Fund - Class D     67     103    142     250      17    53     92      200     17     53      92      200
--------------------------------------------------------------------------------------------------------------------------
Nationwide(R)Growth Fund -      68     106    146     259      18    56     96      209     18     56      96      209
Class D
--------------------------------------------------------------------------------------------------------------------------
Nationwide Money Market Fund    66     100    136     238      16    50     86      188     16     50      86      188
--------------------------------------------------------------------------------------------------------------------------
Nationwide S&P 500(R)Index      65      96    130     225      15    46     80      175     15     46      80      175
Fund - Class Y
--------------------------------------------------------------------------------------------------------------------------
Nationwide Separate Account     71     115    162     292      21    65     112     242     21     65     112      242
Trust - Nationwide Small
Company Fund
--------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Guardian       68     107    147     261      18    57     97      211     18     57      97      211
Fund, Inc.
--------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Partners       69     110    153     273      19    60     103     223     19     60     103      223
Trust
--------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund -       72     118    166     299      22    68     116     249     22     68     116      249
Class A
--------------------------------------------------------------------------------------------------------------------------
Prestige Balanced Fund -        70     112    156     279      20    62     106     229     20     62     106      229
Class Y
--------------------------------------------------------------------------------------------------------------------------
Prestige International Fund     73     121    172     311      23    71     122     261     23     71     122      261
- Class Y
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                              If you surrender your contract If you do not surrender your  If you annuitize your contract
                               at the end of the applicable   contract at the end of the    at the end of the applicable
                                       time period              applicable time period              time period
--------------------------------------------------------------------------------------------------------------------------
                              1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs.  10 Yrs.
--------------------------------------------------------------------------------------------------------------------------
Prestige Large Cap Growth       71     115    161     290      21    65     111     240     21     65     111      240
Fund - Class Y
--------------------------------------------------------------------------------------------------------------------------
Prestige Large Cap Value        70     113    159     284      20    63     109     234     20     63     109      234
Fund - Class Y
--------------------------------------------------------------------------------------------------------------------------
Prestige Small Cap Fund -       73     120    169     306      23    70     119     256     23     70     119      256
Class Y
--------------------------------------------------------------------------------------------------------------------------
Putnam Investors Fund -         70     112    156     279      20    62     106     229     20     62     106      229
Class A
--------------------------------------------------------------------------------------------------------------------------
Putnam Voyager Fund - Class A   70     112    156     280      20    62     106     230     20     62     106      230
--------------------------------------------------------------------------------------------------------------------------
SEI Index Funds - S&P 500       64     94     126     217      14    44     76      167     14     44      76      167
Index Portfolio
--------------------------------------------------------------------------------------------------------------------------
Seligman Growth Fund, Inc. -    72     118    167     301      22    68     117     251     22     68     117      251
Class A
--------------------------------------------------------------------------------------------------------------------------
Short-Term Investments Trust    61     84     108     179      11    34     58      129     11     34      58      129
- Treasury Portfolio -
Institutional Class
--------------------------------------------------------------------------------------------------------------------------
T. Rowe Price International     69     108    151     268      19    58     101     218     19     58     101      218
Stock Fund(R)
--------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund -        72     117    165     297      22    67     115     247     22     67     115      247
Class A
--------------------------------------------------------------------------------------------------------------------------
Warburg Pincus Emerging         73     120    170     308      23    70     120     258     23     70     120      258
Growth Fund - Common Class
--------------------------------------------------------------------------------------------------------------------------


CONDENSED FINANCIAL INFORMATION

The accumulation unit value for each underlying mutual fund reflects changes in the value of the underlying mutual fund and the deduction of the Variable Account Annual Expense Fee. For specific accumulation unit value information for each class of the underlying mutual funds, please refer to Appendix B.

FINANCIAL STATEMENTS
Financial Statements for the variable account and Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained without charge by contacting Nationwide's home office at the telephone number located on page 2 of this prospectus.

SYNOPSIS OF THE CONTRACTS

The contracts are group flexible fund retirement contracts. The contracts are designed for use in deferred compensation plans adopted by member counties under the NACo program. The plans qualify for favorable tax treatment under Section 457 of the Internal Revenue Code.

Nationwide issues a single group contract to the contract owner, which covers all present and future participating employees. Nationwide will provide a certificate to the contract owner to deliver to each retired participant or other person for whom a Retirement Income Form is purchased. The certificate will set forth the benefits to which the recipient is entitled. Additionally, if legally required, Nationwide will provide a certificate to the contract owner for delivery to any other person required by law to receive a certificate.

Nationwide establishes an account for each participant under the contract. The account contains values and reflects activity for each participant. Plan participants generally receive tax deferral on amounts deposited into the plan and are taxed when amounts are distributed from the plan.

Purchase payments are normally submitted monthly, but the schedule may be adjusted to fit the contract owner's payroll practices. Purchase payments made by or on behalf of each participant must be at least $20 per month.

The contract strives to provide each participant with:

- an initial Retirement Income Payment, which will reflect cost of living changes during pre-retirement years (without requiring increased purchase payments to keep pace with cost of living increases during those years), and

- subsequent Retirement Income Payments which will vary with the cost of living changes during his or her retired lifetime.

Although the contract strives to achieve its goals, there can be no assurance that the contracts will achieve them.

Nationwide will apply purchase rates set forth in the contract to accumulated amounts in participant accounts. These accumulated amounts will reflect the investment performance of the underlying mutual funds selected by the participant. Consequently, a participant's Retirement Income Payments will be directly affected by his or her investment choices under the contract. Historically, the value of a diversified portfolio of common stocks held for an extended period of time has tended to rise during periods of inflation. However, there is no exact correlation and for some periods, the prices of securities have declined while the cost of living was rising.

MINIMUM PURCHASE PAYMENTS

Purchase payments for each participant must be at least $20 per month.

CHARGES AND EXPENSES

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a CDSC if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 5% of purchase payments surrendered.

Nationwide may assess a Participant Account Maintenance Charge. This charge varies from contract to contract and will not be assessed unless specifically agreed upon by the contract owner and Nationwide. The maximum Participant Account Maintenance Charge is $50 (see "Participant Account Maintenance Charge").

Nationwide can deduct a Variable Account Annual Expense Fee at a maximum rate of 0.95% of average account value. Nationwide can assess this fee in return for bearing certain risks and administrative expenses. The Variable Account Annual Expense Fee is negotiable and varies from contract to contract to reflect unique plan characteristics. This fee does not reflect deductions made by the underlying mutual funds (see "Variable Account Annual Expense Fee").

The CDSC, Participant Account Maintenance Charge, and Variable Account Annual Expense Fee, when negotiated, may be decreased upon notice to the contract owner (see "Modification of the Contract").

RETIREMENT INCOME PAYMENTS

Retirement income payments begin on the annuitzation date. Payments are based on the retirement income form chosen (see "Retirement Income Payments" and "Retirement Income Forms").

TAXATION

How the contracts are taxed depends on the type of contract issued. Nationwide will charge against the contract any premium taxes levied by any governmental authority (see "Federal Tax Considerations" and "Premium Taxes").

NATIONWIDE LIFE INSURANCE COMPANY

Nationwide is a stock life insurance company organized under Ohio law in March, 1929. Nationwide is a member of the "Nationwide

Insurance Enterprise" with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products. It is admitted to do business in all states, the District of Columbia and Puerto Rico.

NATIONWIDE INVESTMENT SERVICES CORPORATION

The contracts are underwritten and distributed by Nationwide Investment Services Corporation ("NISC"), Two Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly owned subsidiary of Nationwide Life Insurance Company.

INVESTING IN THE CONTRACT

THE VARIABLE ACCOUNT AND UNDERLYING MUTUAL FUNDS

The variable account is a separate account that invests in the underlying mutual funds listed in Appendix A. Nationwide established the variable account on September 7, 1988, pursuant to Ohio law. Although the variable account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise it or the management of Nationwide.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to contract owners under the contracts.

The variable account is divided into sub-accounts. Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on contract owner instructions.

Each underlying mutual fund's prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

     1) shares of a current underlying mutual fund are no longer available for investment; or

     2)   further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC and state insurance departments.

STANDARD CHARGES AND DEDUCTIONS

The charges and fees described in this section vary from contract to contract, depending on plan characteristics and the particular needs and preferences of contract owners. Generally, the charges and fees are negotiable. This flexibility allows Nationwide and the contract owner to custom design a charge structure that meets the financial goals of both the contract owners and Nationwide.

While a contract is in effect, a circumstance may arise that would require a renegotiation of the contract terms. In this situation, charges and fees will not be higher than those in effect before the re-negotiation. In other words, the charges and fees of a renegotiated contract may decrease, but under no circumstances will they increase.

PARTICIPANT ACCOUNT MAINTENANCE CHARGE

Nationwide may assess a Participant Account Maintenance Charge to reimburse it for administrative expenses involved in issuing and maintaining the contracts. The maximum Participant Account Maintenance Charge is $50. Nationwide will not assess this charge unless it is negotiated and contractually agreed upon by Nationwide and the contract owner.

Generally, by negotiating a higher Participant Account Maintenance Charge, a contract owner can expect to lower other charges that are assessed in connection with the contract. Conversely, a contract owner that negotiates a lower Participant Account Maintenance Charge can expect to incur higher charges elsewhere in the expense structure.

If a Participant Account Maintenance Charge is negotiated, it will be assessed against each applicable participant in the plan. Nationwide will deduct the charge from each participant's account on the participant anniversary, which is the anniversary of the date accumulation units were first credited to the participant's account. Each year's deduction will compensate Nationwide for expenses incurred during the previous year. The deduction will occur during both the accumulation and annuity payment periods.

The Participant Account Maintenance Charge is made by canceling a number of accumulation units during both the accumulation and annuity periods, equal in value to the applicable charge. If a participant account includes more than one sub-account, the deduction will be allocated among sub-accounts on the basis of relative values at the time the deduction is made.

On the date that a full withdrawal is taken from a participant's account, Nationwide will deduct a pro-rated Participant Account Maintenance Charge. The amount of the charge will be 1/12 of the applicable Participant Account Maintenance Charge, multiplied by the number of whole or partial months between the last participant anniversary (or participant effective date during the first year of a participant account) and the withdrawal date.

The deduction for the Participant Account Maintenance Charge will be taken proportionately from each sub-account based on relative value at the time the deduction is made.

This contract may be used by a plan in conjunction with other investment options, such as Nationwide's Group Fixed Fund Retirement Contract. In this case, the deduction for the Participant Account Maintenance Charge may be reduced so that the combined total of the Participant Account Maintenance Charge and any similar charges imposed under other investment options does not exceed the Participant Account Maintenance Charge negotiated for this contract. The charge will be deducted proportionately from the sub-accounts and amounts held in the other investment options based on the relative values at the time the deduction is made.

THE PARTICIPANT ACCOUNT MAINTENANCE CHARGE WILL NOT BE ASSESSED UNLESS NEGOTIATED BETWEEN NATIONWIDE AND THE CONTRACT OWNER.

VARIABLE ACCOUNT ANNUAL EXPENSE FEE

Nationwide can deduct a Variable Account Annual Expense Fee up to a maximum rate of 0.95% of average account value in exchange for assuming various risks and administrative expenses associated with the contracts. This fee is subject to negotiation and can vary for each contract to reflect unique plan characteristics.

The following factors may be considered in negotiating the amount of this fee:

   1) plan size;

   2) the number of eligible employees;

   3) the number of plan participants;

   4) demographics of the plan participants;

   5) general economic conditions;

   6) the varying costs associated with the underlying mutual funds that are offered in the contract;

   7) the type of contract (e.g. allocated vs. unallocated);

   8) distribution costs; and

   9) other factors that Nationwide deems relevant.



CONTINGENT DEFERRED SALES CHARGE

No sales charge is deducted from purchase payments when amounts are deposited into the contracts. However, if any part of the contract is surrendered, Nationwide will deduct a CDSC when applicable. The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses. If expenses are greater than the CDSC, Nationwide will make up any shortfall from its general account.

Regardless of the CDSC schedule chosen, no CDSC will be assessed against distributions paid as:

     -    a life income payment option;

     - a designated period payment option of 5 or more years for a participant who has a minimum of 5 participant account years before the beginning of the benefit payments; and

     -    a single-sum or periodic payment resulting from a participant's death.

Contracts Issued Beginning July 1, 1985 and Before May 1, 1998

If the contract owner terminates the contract in accordance with the section entitled "Suspension and Termination" and directs Nationwide to withdraw all or part of the contract value, Nationwide will assess a CDSC from each participant's account as indicated below. For purposes of calculating the CDSC, withdrawals are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth.

The following CDSC schedule applies to contracts issued beginning July 1, 1985 and before the later of May 1, 1998 or the date on which state insurance authorities approve contract modifications.

    -------------------------------------------------
                              Number of Completed
                             Years of Participation
       CDSC Percentage         (Beginning July 1,
                                     1985)*
    -------------------------------------------------
              4%                  1 through 12
    -------------------------------------------------
              3%                       13
    -------------------------------------------------
              2%                       14
    -------------------------------------------------
              1%                       15
    -------------------------------------------------
              0%                  16 and after
    -------------------------------------------------

*The "Number of Completed Years of Participation" is determined beginning with the participant's first deferral into the contract.

In any event, no CDSC will be assessed against withdrawals taken on or after January 1, 2001 for contracts issued beginning July 1, 1985 and before the later of May 1, 1998 or the date on which state insurance authorities approve contract modifications.

When a CDSC of less than 4% is negotiated and assessed, the reduced charge may reflect actual variations in expenses, usually resulting from reduced expenses to Nationwide in connection with case acquisition costs, plan start-up expenses, commissions and marketing expenses. Nationwide will not apply any deductions in a discriminatory manner.

Contracts Issued On or After May 1, 1998

For contracts issued on or after the later of May 1, 1998 or the date on which state insurance authorities approve contract modifications, a CDSC may be negotiated and assessed.

The total CDSC assessed to any participant will never exceed 5% (or a lesser percentage, if applicable) of the total purchase payments made on behalf of the participant for the 16 years before the surrender date.

When a CDSC of less than 5% is negotiated and assessed, the reduced charge may reflect actual variations in expenses, usually resulting from reduced expenses to Nationwide in connection with case acquisition costs, plan start-up expenses, commissions and marketing expenses. Nationwide will not apply any deductions in a discriminatory manner.



PREMIUM TAXES

Nationwide may charge against the contract value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 3.5%. This range is subject to change. The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.

IF APPLICABLE, NATIONWIDE WILL DEDUCT PREMIUM TAXES FROM THE CONTRACT EITHER AT:

(1)   the time the contract is surrendered;

(2)   annuitization; or

(3) such earlier date as Nationwide becomes subject to premium taxes.

Premium taxes may be deducted from death benefit proceeds.

CONTRACT RIGHTS


The contract owner owns the contract for the exclusive benefit of the plan's participants and beneficiaries. Contractual rights may be exercised by the contract owner subject to those rights specifically reserved in the plan documents for participants, either as a group or as individuals. The contract owner may not take any action inconsistent with the rights of the plan's participants. The contract may not be assigned, except to accommodate a change in state and federal law.


OPERATION OF THE CONTRACT

MINIMUM PURCHASE PAYMENTS

Purchase payments for each participant must be at least $20 per month. Payments must be made no less frequently than monthly, unless Nationwide agrees otherwise.

APPLICATION OF PURCHASE PAYMENTS

Initial purchase payments allocated to sub-accounts will be priced at the accumulation unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete. If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it. If the application is not completed within 5 business days, the participant will be informed of the reason for the delay. The purchase payment will be returned unless the participant specifically allows Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments will be priced based on the next available accumulation unit value after the payment is received.

Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

-  New Year's Day                   - Independence Day
-  Martin Luther King, Jr. Day      - Labor Day
-  Presidents' Day                  - Thanksgiving
-  Good Friday                      - Christmas
-  Memorial Day

Nationwide also will not price purchase payments if:

   (1) trading on the New York Stock Exchange is restricted;

   (2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

   (3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, account value may be affected since the contract owner would not have access to their account.

When permissible under state insurance law, Nationwide may credit up to 8% of an initial transfer into the contract. An initial transfer is the amount transferred into the contract from a non-Nationwide investment product. It serves as the initial purchase payment under the contract. This credit will reimburse the contract owner for any exit penalty assessed by the previous provider. Nationwide will recover this credit by reducing service agent and/or broker compensation or through the negotiation of an increased Participant Account Maintenance Charge or Variable Account Annual Expense Fee.

ALLOCATION OF PURCHASE PAYMENTS

Nationwide allocates purchase payments to each participant's account as instructed by the contract owner. Shares of the underlying mutual funds allocated to the sub-accounts are purchased at net asset value, then converted into accumulation units. The contract owner, or the participant if the plan so permits, may change allocations among sub-accounts for future purchase payments. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any sub-account for any participant. Nationwide will accept these changes as frequently as permitted by the plan. An allocation change will not affect the allocation of purchase payments before the change.

DETERMINING VARIABLE ACCOUNT VALUE - VALUING AN ACCUMULATION UNIT

Purchase payments or transfers allocated to sub-accounts are accounted for in accumulation units. Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual funds for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period. For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor for any particular sub-account is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

(a)  is:

     (1) the net asset value of the underlying mutual fund as of the end of the current valuation period; and

     (2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the ex-dividend date occurs during the current valuation period).

(b) is the net asset value of the underlying mutual fund determined as of the end of the preceding valuation period.

(c) is a factor representing the daily variable account charges, which may include charges for contract options chosen by the contract owner. The factor is equal to an annual rate ranging from 0.00% to 0.95% of the daily net assets of the variable account, depending on which contract features the plan has chosen.

Based on the change in the net investment factor, the value of an accumulation unit may increase or decrease. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the underlying mutual fund shares because of the deduction of variable account charges.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

DETERMINING THE PARTICIPANT ACCOUNT VALUE

A participant's account value is equal to the sum of the value of all accumulation units credited to the participant's account. The number of accumulation units credited to each participant account for each sub-account is determined by dividing the amount allocated to that sub-account for that participant by the accumulation unit value for that sub-account for the valuation period the purchase payment was received.

The value of a participant's account on any day can be determined by multiplying the total number of accumulation units credited to the participant's account for each sub-account by the current accumulation unit value for that sub-account. Each participant and the contract owner will be advised periodically of the number of accumulation units credited to his or her account for each sub-account, the current accumulation unit values, and the total value of his or her account. These reports are for informational purposes only and do not mean that a participant has any rights in his or her account beyond those provided for in the plan.

EXCHANGE PRIVILEGE

The contract owner, or the participant if the plan so provides, may exchange amounts among the sub-accounts as frequently as permitted by the plan, subject to the limits and rules set by each underlying mutual fund. Certain plans may impose limitations on participant exchange privileges as a consequence of agreements entered into to purchase mutual funds or other investments unrelated to the contract. If the contract owner elects an exchange privilege, there is no charge for exchanges.

For those plans funded by this contract and Nationwide's Group Fixed Fund Retirement Contract, the contract owner, or the participant if the plan so provides, may exchange values between any sub-account and the Group Fixed Fund Retirement Contract. Exchanges from the Nationwide Group Fixed Fund Retirement Contract to any sub-account will be subject to the limitations of the Nationwide Group Fixed Fund Retirement Contract. Exchanges will be effective when received in good order at Nationwide's home office.

If Nationwide receives the exchange request before the end of a valuation date, the exchange will receive the accumulation unit values of that date. However, if Nationwide receives the exchange request after the close of business on a valuation date, the exchange will receive the next valuation date's accumulation unit value.

EXCHANGE REQUESTS

In addition to submitting exchange requests in writing, the participant may also make exchanges by telephone and the internet, provided that the contract owner executes documents agreeing to certain restrictions applicable to these privileges. Telephone and internet exchange requests must be received by Nationwide by the close of the New York Stock Exchange in order to receive that day's closing sub-account price.

Nationwide will use reasonable procedures to confirm that telephone and internet instructions are genuine and will not be liable for following telephone or internet instructions that it reasonably determined to be genuine. Nationwide may withdraw the telephone and/or internet exchange privilege upon 30 days written notice to contract owners and participants.

EXPERIENCE CREDITS

Depending on the state in which the contract was issued, the contracts are either participating or non-participating. Contract owners of participating contracts have the right to receive any surplus distributed by Nationwide. A surplus distribution will occur if Nationwide's Board of Directors determines that charges and fees assessed under the contracts were higher than necessary to maintain the contracts. Nationwide will distribute any surplus by purchasing additional accumulation units and crediting them to participant accounts. To date, Nationwide has not made any surplus distributions to participant accounts and Nationwide does not guarantee that there will be a surplus distribution in the future. Non-participating contracts do not have the right to receive surplus distributions.

MODIFICATION OF THE CONTRACT

The following charges may be decreased if negotiated, upon notice to the contract owner:

-      Contingent Deferred Sales Charge

-      Participant Account Maintenance Charge

-      Variable Account Annual Expense Fee

No modifications may be made prior to the first contract anniversary.

Nationwide may change any other provision of the contract by giving notice to contract owners not less than 90 days before the change is to be effective.

CONTRACT SUSPENSION AND TERMINATION

Nationwide may suspend the contract at any time upon written notice to contract owners if:

     a) the contract owner fails to remit to Nationwide any purchase payment specified in the plan;

     b) Nationwide rejects a plan amendment submitted by the contract owner that Nationwide determines would adversely affect the contract's financial experience.

The contract owner may suspend the contract at any time upon 90 days written notice to Nationwide. Suspension will become effective on the 91st day after Nationwide receives the notice. If a contract is suspended, Nationwide will not accept new purchase payments, except by mutual consent. All other contract terms will continue to apply.

Once the suspension is effective, the contract owner may, upon 30 days written notice to Nationwide, terminate the contract. Termination will become effective on the 31st day after Nationwide receives the notice. Upon termination, Nationwide will pay to the contract owner:

     1) the redemption value of participant accounts, less any applicable CDSC; and

     2) the balance of the annual payment amounts in Nationwide's General Account transferred to make Retirement Income Payments under Retirement Income Forms B1 and B2.

REDEMPTION OF PARTICIPANT ACCOUNTS

The contract owner's right to redeem participant accounts, either fully or partially, will be governed by the terms of the plan.

If the plan so permits, the contract owner may redeem a participant account, fully or partially, at any time before Retirement Income Payments begin under Option B1 or B2 (see "Retirement Income Forms"). A partial redemption will not affect requirements to make future purchase payments to that participant account or that participant's retirement date.

For partial redemptions, Nationwide will cancel accumulation units from the sub-accounts. The requested dollar amount cannot exceed available accumulation unit value. The contract owner must instruct Nationwide how the redemption should be taken from the sub-accounts. If no instruction is given, the redemption will be taken proportionately from each sub-account based on the value of each sub-account at the time of the redemption.

Instead of a lump sum distribution of a full or partial redemption, the contract owner (or participant, if permitted by the plan) may elect to have the redemption paid pursuant to Retirement Income Form A1 or A2, subject to the minimums applicable to these options.

If the contract owner terminates the contract, all participant accounts under that contract will be redeemed as permitted by the plan. A CDSC may apply. However, absent contract termination, no CDSC will apply to full or partial redemptions.

Nationwide will pay all redemption amounts to the contract owner. The contract owner is obligated to distribute these amounts to the participant. The contract owner and Nationwide may agree to have Nationwide pay these amounts directly to the participant.

Nationwide will pay any redemption amounts within 7 days of receiving the redemption request. However, Nationwide may suspend or postpone payment when:

     (1)  the New York Stock Exchange is closed;

     (2)  trading on the New York Stock Exchange is restricted;

     (3) an emergency is declared by the SEC making disposal or valuation of securities held in the variable account impracticable; or

     (4) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, contract value may be affected since the contract owner and/or participant would not have access to their account.

Participant account value upon full surrender may be more or less than the total of all purchase payments.

RETIREMENT PERIOD

ADDITIONAL PURCHASE PAYMENT BEFORE BEGINNING RETIREMENT INCOME PAYMENTS

The contract owner may make one additional purchase payment to each participant's account in order to increase Retirement Income Payments. The contract owner must notify Nationwide of this election in the documentation electing the Retirement Income Form and retirement date (see "Election of Retirement Income Form and Date"). The purchase payment must be made by the last business day before Retirement Income Payments begin. This purchase payment is subject to any applicable premium taxes.

The annuity rates under the contract apply to the entire value, including any such additional purchase payment that does not exceed 5 times the purchase payments allocated to a participant's account before the date of notice is given. Any amount in excess of this amount may be applied at annuity rates currently offered to this type of contract.

RETIREMENT INCOME PAYMENTS

The distribution period is the period during which a participant account is paid out in installments. Since the distribution period usually occurs after a participant retires, it is also referred to as the retirement period.

Nationwide will pay all retirement distributions to the contract owner. The contract owner is obligated to distribute these amounts to the participant. The contract owner and Nationwide may agree to have Nationwide pay these amounts directly to the participant.

Upon retirement, a participant's account value can be used to purchase either a fixed dollar annuity, a variable payment annuity, or an available combination of both.

Nationwide is obligated to make payments under a variable payment annuity. However, the amount of each payment is not guaranteed. Variable payment amounts will reflect the investment performance of the sub-accounts, but will not be affected by adverse mortality experience or by increased expenses.

A fixed dollar annuity provides for payments that are guaranteed as to dollar amount during the distribution period. Upon retirement, the participant's account value is used to purchase a contract fund by Nationwide's general account. Once this contract has been purchased, the participant's account will no longer vary with the investment performance of the underlying mutual funds.

To determine the amount of the first fixed dollar annuity payment, the value is applied to the applicable annuity table based on the distribution schedule elected. The fixed payment annuity can be distributed in any of the forms listed under the provision "Retirement Income Forms." Specifically, they can be distributed as:

   1)   payments for a designated period;

   2)   payments of a designated amount;

   3)   life income with payment certain; or

   4) joint and survivor life income.

Fixed dollar annuities are available under a plan upon the contract owner's election.

ELECTION OF RETIREMENT INCOME FORM AND DATE

The contract provides for Retirement Income Payments to begin on the date and under the retirement options set forth in the plan. At least one month before Retirement Income Payments are set to begin, the contract owner may elect one of the retirement income options set forth in this prospectus. Nationwide must receive this election in writing. The plan may restrict changes in the retirement income option elected.

If, at retirement, the present value of a participant's account is less than $3,500, Nationwide may make a lump sum distribution instead of periodic payments.

RETIREMENT INCOME FORMS

Retirement distributions may take any of the following forms, as permitted by the plan:

AMOUNT AND PERIOD CERTAIN OPTIONS

     Option A1: Payments for a Designated Period

     Payments will be made monthly for a set number of years not to exceed 30 years. The amount of each payment will vary with the performance of the underlying mutual funds in which the participant account invests. Nationwide calculates each payment by multiplying (a) by (b), where:

       (a) is the accumulation unit value on the day the payment is made; and

       (b) is the number of accumulation units applied under this option divided by the number of payments selected.

     Once the amount of the payment is calculated, Nationwide will cancel available accumulation units to equal the dollar amount of that payment.

     Exchanges between the investment options are permitted subject to the limitations set forth in the Group Fixed Fund Retirement Contract. Exchanges may cause the number of accumulation units to change, necessitating a recalculation of the payment amount.

     If the period selected under this option is less than 5 years, and the participant has less than 5 participant account years, a CDSC will be assessed against each payment.

     Option A2: Payments of a Designated Amount

     Payments will be made monthly in equal installments of a set amount (not less than $25 per month) until no accumulation units remain in the participant account. The participant's account is adjusted each valuation date to reflect investment results. Nationwide will cancel accumulation units up to the designated dollar amount of the payment.

     Exchanges between the investment options are permitted subject to the limitations set forth in the Group Fixed Fund Retirement Contract.

     If election of this option results in a payment period of less than 5 years, and the participant has less than 5 Participant Account Years, a CDSC will be assessed against each payment.

LIFE INCOME OPTIONS

For the following options, payments will be determined annually and will remain level throughout the year. Each year, on the anniversary of the beginning of Retirement Income Payments, a new monthly payment will be determined. That new payment will remain level for that year.

Nationwide will use the retired participant's adjusted age to determine each year's set monthly payment. This adjusted age may not be the same as the retired participant's actual age.

Life income options are based on:

-    the mortality tables specified in the contract;

-    the adjusted age of the retired participant;

-    the type of Retirement Income Payment option(s) selected; and

- in the case of variable payments, the investment performance of the specific sub-accounts elected.

     Option B1: Life Income with Payment Certain

     Payments will be made monthly during an individual's lifetime for a set period of 60, 120, 180, 240, 300 or 360 months, as elected. If the individual dies before the end of the selected period, level payments will continue to the beneficiary during the remainder of the selected period. Unless prohibited by the plan, the beneficiary may elect at any time to receive the present value of the remaining number of payments in a single payment, calculated using the same assumed investment rate used previously.

     Nationwide will cancel accumulation units up to the designated dollar amount of each payment.

     Option B2: Joint and Survivor Life Income

     Payments will be made monthly during the joint lifetime of the participant and a beneficiary. Payments will be made as long as either of the two is living. If the participant predeceases the beneficiary, payments will continue to be paid to the beneficiary at 100%, 75%, 66 2/3% or 50% of the original payment amount as elected until the beneficiary's death. If the beneficiary predeceases the participant, payments will continue at 100% to the participant.

     Nationwide will cancel accumulation units up to the designated dollar amount of each payment.

Other Options

Alternate distribution methods may be used with Nationwide's consent.

Frequency of Payment

The retired participant, with the contract owner's consent, may receive payments under any option annually, semi-annually, or quarterly instead of monthly. Any change in frequency of payments must be on the anniversary of the beginning of Retirement Income Payments.

Withdrawal

If allowed by the plan, any amount remaining under option A1 or A2 may be withdrawn. If that amount is at least $5,000, the withdrawn amount may be applied to option B1 or B2, subject to minimum payment requirements.

DETERMINATION OF LIFE INCOME PAYMENTS

The amount of annuity payments will vary depending on the performance of the underlying mutual funds selected.

Assumed Investment Rate

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity. Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity. If not prohibited by law, a contract owner may, at contract issuance, elect an alternated assumed investment rate of 5% per annum. The choice of assumed investment rate affects the pattern of Retirement Income Payments. An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments. Subsequent variable annuity payments may be more or less than the first payment based on whether actual investment performance is higher or lower than the assumed investment rate.

Value of an Annuity Unit

Annuity unit values for sub-accounts are determined by multiplying the net investment factor for the valuation period for which the annuity unit is being calculated by the immediately preceding valuation period's annuity unit value, and multiplying the result by an interest factor to neutralize the assumed investment rate built into the variable payment annuity purchase rate basis in the contracts.

First Year's Payments

To determine the monthly payment that will be distributed monthly for the first year after retirement, Nationwide first determines the participant's account value as of the retirement date. This value is found by multiplying the number of accumulation units in each sub-account for that participant's account by the accumulation unit value for that sub-account on the last business day of the second calendar week before the date the first payment will be made.

Based on the participant's account value, Nationwide then determines the amount of each monthly payment. The monthly payment amount is found by dividing the accumulation unit value of that sub-account in the participant's account by the amount required to provide $1 per month (the purchase rate).

Once the monthly payment amount is found, Nationwide multiplies the payment by 12 to get the total payment for the year. Then Nationwide cancels the number of accumulation units from the participant's account to equal the total payments for the year. The accumulation units will be canceled from each sub-account in the same proportion that new purchase payments are allocated. The value is then transferred to Nationwide's general account from which monthly payments are made.

The total annual amount is calculated so that if there are no partial redemptions, and no underlying mutual fund dividends are taken in cash, the monthly payments will be level as long as the net investment factor equals the assumed investment rate plus an amount equal to the annual administrative charge. Payments in subsequent years will vary depending on how the sub-accounts' performance compares to the assumed investment rate.

Second and Subsequent Years' Payments

On each anniversary of the beginning of Retirement Income Payments, the second year's monthly payment amount will be calculated. The calculation will be performed in the same manner as the first year's payment, except that the current participant account value will be used. Similarly, accumulation units will be cancelled and the value will be transferred to Nationwide's general account, from which monthly payments will be made. Subsequent years' payments will be calculated in the same fashion on each anniversary date.

DEATH OF PARTICIPANT

PARTICIPANT DEATH BEFORE RETIREMENT

If a participant dies before beginning Retirement Income Payments, a death benefit equal to the participant's account value is payable as set forth in the plan. The death benefit will be paid when Nationwide:

     1)   receives and verifies the participant's death; and

     2) verifies beneficiary designations.

If the plan so provides, the beneficiary may receive the death benefit:

     1)   as a lump sum; or

     2) in the form of a Retirement Income Form contained in the contract, subject to applicable minimums. Retirement Income Payments may be fixed, variable, or a combination of both.

DEATH OF RETIRED PARTICIPANT

If a retired participant dies while receiving payments, any payment due will be determined according to the Retirement Income Form elected. The calculation of the net present value of any remaining payments under a period certain option will be based on the same assumed investment rated used in determining the payments before the retired participant's death.

The participant account will be reduced by the number of accumulation units not required to provide further payments during the remainder of a period certain, if any, or to a contingent retired participant. Depending on Nationwide's obligation under the contract, the accumulation units will either remain in the variable account or be transferred to Nationwide's general account.

FEDERAL TAX CONSIDERATIONS

Consult a financial adviser, legal counsel or tax advisor to discuss in detail the taxation and the use of the contracts.

Nationwide does not guarantee the tax status of the contracts or any transactions involving the contracts. The contracts are treated as a trust under rules similar to Internal Revenue Code Section 401(f).

Under existing federal income tax law, Nationwide is not required to pay taxes on the variable account's investment income when it is credited to contract owners. Nationwide is taxed as a life insurance company under Part One, Subchapter L of the Internal Revenue Code.

Contract owners would normally be taxed on income and capital gains earned under the contract, whether or not taken in cash. However, the contracts are issued only to organizations exempt from federal income tax.

Distributions will normally contain purchase payments that were not previously included in the participant's gross income. Upon distribution, these amounts should be included in the gross income of the recipient.

The contract owner is responsible for ensuring that the plan is established and administered in accordance with the provisions set forth in the Internal Revenue Code.

CONTRACTS ISSUED UNDER THE NEW YORK MODEL PLAN

In order to sell the contracts to governmental employers in the state of New York, the following amendments must be made to the contract:

     - References to "annuity" payments throughout the prospectus are modified to mean "benefit" payments.

     - The "Suspension and Termination" provision is amended to allow a participant to "freeze" his or her account and maintain the account on deposit with Nationwide even though the contract was terminated. The contract owner will continue to own the account, subject to the claims of its general creditors.

     - All references to Life Income Options B1 and B2 throughout this prospectus are deleted.

     - All references to "CDSC" and "Contingent Deferred Sales Charge" throughout this prospectus are deleted.

STATEMENTS AND REPORTS

Nationwide (or a designee) will provide each participant a Statement of Assets, Liabilities and Contract Owners' Equity and a Statement of Operations and Changes in Contract Owners' Equity for the variable account at least semi-annually. Nationwide will also provide annual and semi-annual reports containing all applicable information and financial statements or their equivalent, which must be sent to the underlying mutual fund beneficial shareholders as required by the rules under the Investment Company Act of 1940 for the variable account.

Additionally, each participant and retired participant will receive periodic reports on the value of his or her account.

Participants should review these reports carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the report, Nationwide will assume all transactions are correct.

Nationwide will provide contract owners with the variable account's prospectus to make available to participants. The contract owner may, under the terms of the plan, be required to provide additional information to participants, such as changes in the plan, changes in the tax status of the plan, or the financial condition of the contract owner as it relates to obligations under the plan.

YEAR 2000 COMPLIANCE ISSUES

Nationwide has developed and implemented a plan to address issues related to the Year 2000. The problem relates to many existing computer systems using only two digits to identify a year in a date field. These systems were designed and developed without considering the impact of the upcoming change in the century. If not corrected, many computer systems could fail or create erroneous results when processing information dated after December 31, 1999. Like many organizations, Nationwide is required to renovate or replace computer systems so that the systems will function properly after December 31, 1999.

Nationwide has completed an inventory and assessment of all computer systems and has implemented a plan to renovate or replace all applications that were identified as not Year 2000 compliant. Nationwide has renovated all applications that required renovation. Testing of the renovated programs included running each application in a Year 2000 environment and was completed as planned during 1998. For applications being replaced, Nationwide had all replacement systems in place and functioning as planned by year-end 1998. Conversions of existing traditional life policies will continue through second quarter, 1999. In addition, the shareholder services system that supports our mutual fund products will be fully deployed in the first quarter of 1999.

Nationwide has completed an inventory and assessment of all vendor products and has tested and certified that each vendor product is Year 2000 compliant. Any vendor products that could not be certified as Year 2000 compliant were replaced or eliminated in 1998.

Nationwide has also addressed issues associated with the exchange of electronic data with external organizations. Nationwide has completed an inventory and assessment of all business partners including electronic interfaces. Processes have been put into place and programs initiated to process data irrespective of the format by converting non-compliant data into a Year 2000 compliant format.

Systems supporting Nationwide's infrastructure such as telecommunications, voice and networks will be compliant by March 1999. Nationwide's assessment of Year 2000 issues has also included non-information technology systems with embedded computer chips. Nationwide's building systems such as fire, security, and elevators and escalators supporting facilities in Columbus, Ohio have been tested and are Year 2000 compliant.

In addition to resolving internal Year 2000 readiness issues, Nationwide is surveying significant external organizations (business partners) to assess if they will be Year 2000 compliant and be in a position to do business in the Year 2000 and beyond. Specifically, nationwide has contacted mutual fund organizations that provide funds for our variable annuity and life products. The same action will continue during the first quarter of 1999 with wholesale producers. Nationwide continues its efforts to identify external risk factors and is planning to develop contingency plans as part of its ongoing risk management strategy.

Operating expenses in 1998 and 1997 included approximately $44.7 million and $45.4 million, respectively, for technology projects, including costs related to Year 2000. Nationwide anticipates spending approximately $5 million on Year 2000 activities in 1999. These expenses do not have an effect on the assets of the variable account and are not charged through to the contract owner.

Management does not anticipate that the completion of Year 2000 renovation and replacement activities will result in a reduction in operating expenses. Rather, personnel and resources currently allocated to Year 2000 issues will be assigned to other technology-related projects.

LEGAL PROCEEDINGS

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on Nationwide.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits, relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

In February 1997, Nationwide was named as a defendant in a lawsuit filed in New York state court related to the sale of whole life policies on a "vanishing premium" basis (John H. Snyder v. Nationwide Life Insurance Co.). In April 1998, Nationwide was named as a defendant in a lawsuit filed in Ohio state court similar to the Snyder case (David and Joan Mishler v. Nationwide Life Insurance Co.). In August 1998, Nationwide Mutual Insurance Company and Nationwide and the plaintiffs executed a stipulation of settlement and submitted it to the New York state court for approval. On August 20, 1998, the court in the Snyder case signed an order preliminarily approving a class for settlement purposes (which would include the Mishler case) and scheduled a fairness hearing for December 17, 1998. At that hearing, the court reviewed the fairness and reasonableness of the proposed settlement and issued a final order and judgment. The approved settlement provides for dismissal of both the Snyder and Mishler cases, bars class members from pursuing litigation against Nationwide Mutual Insurance Company and its affiliates, including Nationwide and its subsidiaries, relating to the allegations in the Snyder case, and provides class members with a potential value of approximately $100 million in policy adjustments, discounted premiums and discounted products.

In November 1997, two plaintiffs, one who was the owner of a variable life insurance policy and the other who was the owner of a variable annuity contract, commenced a lawsuit in a federal court in Texas against Nationwide and the American Century group of defendants (Robert Young and David D. Distad v. Nationwide Life Insurance Company et al.). In this lawsuit, plaintiffs seek to represent a class of variable life insurance policy owners and variable annuity contract owners whom they claim were allegedly misled when purchasing these variable contracts into believing that the performance of their underlying mutual fund option managed by American Century, whose shares may only be purchased by insurance companies, would track the performance of a mutual fund, also managed by American Century, whose shares are publicly traded. The amended complaint seeks unspecified compensatory and punitive damages. On April 27, 1998, the district court denied, in part, and granted, in part, Nationwide and American

Century's motions to dismiss the complaint. The remaining claims against Nationwide allege securities fraud, common law fraud, civil conspiracy and breach of contract. On December 2, 1998, the district court issued an order denying plaintiffs' motion for class certification. On December 10, 1998, the district court stayed the lawsuit pending plaintiffs' petition to the federal appeals court for interlocutory review of the order denying class certification. On December 14, 1998, plaintiffs filed their petition for interlocutory review, on which the federal appeals court has not yet ruled. Nationwide intends to defend the case vigorously.

On October 29, 1998, Nationwide and certain of its subsidiaries were named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). The plaintiff in such lawsuit seeks to represent a national class of Nationwide's customers and seeks unspecified compensatory and punitive damages. Nationwide currently is evaluating this lawsuit, which has not been certified as a class. Nationwide intends to defend this lawsuit vigorously.

There can be no assurance that any litigation relating to pricing or sales practices will not have a material adverse effect on Nationwide in the future.

The general distributor, NISC, is not a party to any litigation of any material nature.

ADVERTISING AND SUB-ACCOUNT
PERFORMANCE SUMMARY

ADVERTISING

A "yield" and "effective yield" may be advertised for the NSAT- Money Market Fund and the Short-Term Investments Trust - Treasury Portfolio. "Yield" is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the fund's units. Yield is an annualized figure, which means that it is assumed that funds generate the same level of net income over a 52-week period. The "effective yield" is calculated similarly but includes the effect of assumed compounding, calculated under rules prescribed by the SEC. The effective yield will be slightly higher than yield due to this compounding effect.

Nationwide may advertise the performance of a sub-account in relation to the performance of other variable annuity sub-accounts, underlying mutual fund options with similar or different objectives, or the investment industry as a whole. Other investments to which the sub-accounts may be compared include, but are not limited to:

-      precious metals;
-      real estate;
-      stocks and bonds;
-      closed-end funds;
-      bank money market deposit accounts and passbook savings;
-      CDs; and
-      the Consumer Price Index.

Market Indexes

The sub-accounts will be compared to certain market indexes, such as:

-      S&P 500;
-      Shearson/Lehman Intermediate Government/Corporate Bond Index;
-      Shearson/Lehman Long-Term Government/Corporate Bond Index;
-      Donoghue Money Fund Average;
-      U.S. Treasury Note Index;
-      Bank Rate Monitor National Index of 2 1/2 Year CD Rates; and
-      Dow Jones Industrial Average.

Tracking & Rating Services; Publications

Nationwide's rankings and ratings are sometimes published by other services, such as:

-      Lipper Analytical Services, Inc.;
-      CDA/Wiesenberger;

-     Morningstar;
-     Donoghue's;
-     magazines such as:
        Money;
        Forbes;
        Kiplinger's Personal Finance Magazine;
        Financial World;
        Consumer Reports;
        Business Week;
        Time;
        Newsweek;
        National Underwriter;
        News and World Report;
-     LIMRA;
-     Value;
-     Best's Agent Guide;
-     Western Annuity Guide;
-     Comparative Annuity Reports;
-     Wall Street Journal;
-     Barron's;
-     Investor's Daily;
-     Standard & Poor's Outlook; and
-     Variable Annuity Research & Data Service (The VARDS Report).

These rating services and publications rank the underlying mutual funds' performance against other funds. These rankings may or may not include the effects of sales charges or other fees.

Financial Rating Services

Nationwide is also ranked and rated by independent financial rating services, among which are Moody's, Standard & Poor's and A.M. Best Company. Nationwide may advertise these ratings. These ratings reflect Nationwide's financial strength or claims-paying ability. The ratings are not intended to reflect the investment experience or financial strength of the variable account.

Some Nationwide advertisements and endorsements may include lists of organizations, individuals or other parties that recommend Nationwide or the contract. Furthermore, Nationwide may occasionally advertise comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

Historical Performance of the Sub-Accounts

Nationwide will advertise historical performance of the sub-accounts. Nationwide may advertise for the sub-account's standardized "average annual total return," calculated in a manner prescribed by the SEC, and nonstandardized "total return." Average annual total return shows the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year periods (or for a period covering the time the underlying mutual fund has been available in the variable account if it has not been available for one of the prescribed periods). This calculation reflects the deduction of all charges made to the contracts, except for premium taxes, which may be imposed by certain states.

Nonstandardized "total return," calculated similar to standardized "average annual total return," shows the percentage rate of return of a hypothetical initial investment of $10,000 for the most recent one, five and ten year periods (or for a period covering the time the underlying mutual fund has been in existence). For those underlying mutual funds which have not been available for one of the prescribed periods, the nonstandardized total return illustrations will show the investment performance the underlying mutual funds would have achieved (reduced by the same charges except the CDSC) had they been available in the variable account for one of the periods. The CDSC is not reflected because the contracts are designed for long term investment. The CDSC, if reflected, would decrease the level of performance shown. An initial investment of $10,000 is assumed because that amount is closer to the size of a typical contract than $1,000, which was used in calculating the standardized average annual total return.

The standardized average annual total return and nonstandardized total return quotations are calculated using data for the period ended December 31, 1998. However, Nationwide generally provides performance information more frequently. Information relating to performance of the sub-accounts is based on historical earnings and does not represent or guarantee future results.


                         SUB-ACCOUNT PERFORMANCE SUMMARY

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN MONEY MARKET FUND
--------------------------------------------------------------------------------------------
                            Current Yield                       Effective Yield
   Sub-Account          Period Ending 12/31/98               Period Ending 12/31/98
     Option
--------------------------------------------------------------------------------------------
Nationwide Money                3.74%                                3.80%
Market Fund
--------------------------------------------------------------------------------------------
Short-Term Investments          2.47%                                2.50%
Trust - Treasury
Portfolio - Institutional
Class
--------------------------------------------------------------------------------------------

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
-------------------------------------------------------------------------------------------------------------------------
                                                                                       10 Years
                                                                                     or Date Fund
                                                                                     Available in     Date Fund
                                                                                     the Variable    Available in
                                                          1 Year        5 Years        Account       the Variable
                 Sub-Account Option                     to 12/31/98   to 12/31/98    to 12/31/98       Account
------------------------------------------------------------------------------------------------------------------
American Century: Income & Growth - Investor Class           N/A            N/A          92.81%         11/13/98
------------------------------------------------------------------------------------------------------------------
American Century: Growth                                  25.48%         12.82%          11.06%         06/17/91
------------------------------------------------------------------------------------------------------------------
American Century: International Discovery Fund -             N/A            N/A          74.80%         11/13/98
Investor Class
------------------------------------------------------------------------------------------------------------------
American Century: Ultra                                   23.27%         13.96%          11.04%         10/01/93
------------------------------------------------------------------------------------------------------------------
The Bond Fund of America(SM), Inc.                        -5.79%         -0.50%           3.19%         06/17/91
------------------------------------------------------------------------------------------------------------------
Dreyfus Appreciation Fund, Inc.                              N/A            N/A          69.51%         11/13/98
------------------------------------------------------------------------------------------------------------------
Dreyfus Premier Midcap Stock Fund - Class A                  N/A            N/A         148.72%         11/13/98
------------------------------------------------------------------------------------------------------------------
The Dreyfus Third Century Fund, Inc.                      18.94%         15.14%          10.55%         06/17/91
------------------------------------------------------------------------------------------------------------------
Evergreen Income and Growth Fund                         -11.40%          3.58%           4.95%         06/17/91
------------------------------------------------------------------------------------------------------------------
Federated Bond Fund - Class F                                N/A            N/A           4.96%         11/13/98
------------------------------------------------------------------------------------------------------------------
Federated U.S. Government Securities Fund: 2-5 Years      -2.92%         -1.22%          -1.12%         07/01/92
- Institutional Shares
------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Growth Opportunities Fund - Class A         N/A            N/A          81.44%         11/13/98
------------------------------------------------------------------------------------------------------------------
Fidelity Advisor High Yield Fund - Class T                   N/A            N/A          34.55%         11/13/98
------------------------------------------------------------------------------------------------------------------
Fidelity Capital & Income Fund                            -6.18%          1.37%           8.48%         06/17/91
------------------------------------------------------------------------------------------------------------------
Fidelity Contrafund                                       20.28%         15.61%          13.30%         10/01/93
------------------------------------------------------------------------------------------------------------------
Fidelity Equity - Income Fund                              1.46%         12.53%          12.80%         06/17/91
------------------------------------------------------------------------------------------------------------------
Fidelity Magellan(R)Fund                                  22.36%         14.35%          11.88%         10/01/93
------------------------------------------------------------------------------------------------------------------
Fidelity OTC Portfolio                                    29.05%            N/A          18.42%         09/01/94
------------------------------------------------------------------------------------------------------------------
Fidelity Puritan Fund                                      5.49%            N/A           8.79%         09/01/94
------------------------------------------------------------------------------------------------------------------
INVESCO Dynamics Fund                                        N/A            N/A         225.01%         11/13/98
------------------------------------------------------------------------------------------------------------------
INVESCO Total Return Fund                                    N/A            N/A           9.30%         11/13/98
------------------------------------------------------------------------------------------------------------------
The Investment Company of America(R), Inc.                11.77%         13.99%          11.86%         07/01/92
------------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The Aggressive Portfolio                N/A            N/A           5.90%         01/20/98
------------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The Moderately Aggressive               N/A            N/A           4.97%         01/20/98
Portfolio
------------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The Moderate Portfolio                  N/A            N/A           5.23%         01/20/98
------------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The Moderately Conservative             N/A            N/A           3.73%         01/20/98
Portfolio
------------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The Conservative Portfolio              N/A            N/A           1.44%         01/20/98
------------------------------------------------------------------------------------------------------------------
MAS Funds Fixed Income Portfolio                          -4.10%            N/A           1.58%         09/01/94
------------------------------------------------------------------------------------------------------------------
Massachusetts Investors Growth Stock Fund - Class A       28.68%         18.70%          16.46%         06/17/91
------------------------------------------------------------------------------------------------------------------


STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
----------------------------------------------------------------------------------------------------------------
                                                                                     10 Years
                                                                                   or Date Fund
                                                                                   Available in     Date Fund
                                                                                   the Variable    Available in
                                                        1 Year        5 Years        Account       the Variable
                Sub-Account Option                    to 12/31/98   to 12/31/98    to 12/31/98       Account
----------------------------------------------------------------------------------------------------------------
MFS(R)Growth Opportunities Fund - Class A              17.95%         13.98%          11.21%         06/17/91
----------------------------------------------------------------------------------------------------------------
MFS(R)High Income Fund - Class A                       -9.68%          1.08%           6.27%         08/03/93
----------------------------------------------------------------------------------------------------------------
Morgan Stanley Institutional Fund, Inc. - Equity         N/A            N/A          105.94%         11/13/98
Growth Portfolio - Class B
----------------------------------------------------------------------------------------------------------------
Nationwide(R)Fund - Class D                            19.11%         18.20%          12.48%         06/17/91
----------------------------------------------------------------------------------------------------------------
Nationwide(R)Growth Fund - Class D                     12.58%         12.86%          11.56%         06/17/91
----------------------------------------------------------------------------------------------------------------
Nationwide Money Market Fund                           -5.87%         -2.26%          -3.13%         06/17/91
----------------------------------------------------------------------------------------------------------------
Nationwide S&P 500(R)Index Fund - Class Y                N/A            N/A           87.19%         11/13/98
----------------------------------------------------------------------------------------------------------------
Nationwide Separate Account Trust - Nationwide         -9.70%           N/A          -15.86%         11/03/97
Small Company Fund
----------------------------------------------------------------------------------------------------------------
Neuberger Berman Guardian Fund, Inc.                   -8.43%           N/A            7.36%         09/01/94
----------------------------------------------------------------------------------------------------------------
Neuberger Berman Partners Trust                          N/A            N/A           26.39%         11/13/98
----------------------------------------------------------------------------------------------------------------
Prestige Balanced Fund - Class Y                         N/A            N/A           46.53%         11/13/98
----------------------------------------------------------------------------------------------------------------
Prestige International Fund - Class Y                    N/A            N/A           84.97%         11/13/98
----------------------------------------------------------------------------------------------------------------
Prestige Large Cap Growth Fund - Class Y                 N/A            N/A          159.56%         11/13/98
----------------------------------------------------------------------------------------------------------------
Prestige Large Cap Value Fund - Class Y                  N/A            N/A           34.00%         11/13/98
----------------------------------------------------------------------------------------------------------------
Prestige Small Cap Fund - Class Y                        N/A            N/A           82.70%         11/13/98
----------------------------------------------------------------------------------------------------------------
Putnam Investors Fund - Class A                         24.24%        18.12%          14.54%         06/17/91
----------------------------------------------------------------------------------------------------------------
Putnam Voyager Fund - Class A                           12.88%        13.98%          14.83%         06/17/91
----------------------------------------------------------------------------------------------------------------
SEI Index Funds - S&P 500 Index Portfolio               17.13%          N/A           20.98%         05/01/96
----------------------------------------------------------------------------------------------------------------
Seligman Growth Fund, Inc. - Class A                    23.96%        12.73%          11.05%         06/17/91
----------------------------------------------------------------------------------------------------------------
Short-Term Investments Trust - Treasury Portfolio       -5.50%        -1.81%          -2.75%         07/01/92
- Institutional Class
----------------------------------------------------------------------------------------------------------------
T. Rowe Price International Stock Fund(R)                5.04%          N/A            0.50%         09/01/94
----------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund - Class A                       -15.25%          N/A           -2.56%         09/01/94
----------------------------------------------------------------------------------------------------------------
Warburg Pincus Emerging Growth Fund - Common Class       N/A            N/A          160.90%         11/13/98
----------------------------------------------------------------------------------------------------------------

As of December 31, 1998, no assets were invested in the sub-account for the Oppenheimer Global Fund - Class A. Therefore, no standardized performance information is available.


NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

----------------------------------------------------------------------------------------------------------------
                                                                                     10 Years
                                                                                   to 12/31/98
                                                        1 Year        5 Years       or Life of       Date Fund
                Sub-Account Option                    to 12/31/98   to 12/31/98        Fund          Effective
----------------------------------------------------------------------------------------------------------------
American Century: Income & Growth - Investor Class      25.97%         22.17%          20.95%         12/17/90
----------------------------------------------------------------------------------------------------------------
American Century: Growth                                34.98%         17.68%          17.35%         06/30/71
----------------------------------------------------------------------------------------------------------------
American Century: International Discovery Fund -        16.25%          N/A            15.96%         04/04/94
Investor Class
----------------------------------------------------------------------------------------------------------------
American Century: Ultra                                 32.77%         18.59%          22.65%         11/02/81
----------------------------------------------------------------------------------------------------------------
The Bond Fund of America(SM), Inc.                       3.67%          5.13%           7.80%         05/28/74
----------------------------------------------------------------------------------------------------------------
Dreyfus Appreciation Fund, Inc.                         29.11%         23.06%          17.11%         01/18/84
----------------------------------------------------------------------------------------------------------------
Dreyfus Premier Midcap Stock Fund - Class A              7.09%          N/A            18.87%         04/06/94
----------------------------------------------------------------------------------------------------------------

NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

------------------------------------------------------------------------------------------------------------------
                                                                                       10 Years
                                                                                      to 12/31/98
                                                          1 Year         5 Years      or Life of       Date Fund
                 Sub-Account Option                     to 12/31/98    to 12/31/98       Fund          Effective
------------------------------------------------------------------------------------------------------------------
The Dreyfus Third Century Fund, Inc.                      28.44%          19.78%          15.40%        03/29/72
------------------------------------------------------------------------------------------------------------------
Evergreen Income and Growth Fund                          -2.23%           8.78%           9.15%        08/31/78
------------------------------------------------------------------------------------------------------------------
Federated Bond Fund - Class F                              4.12%           6.01%           8.46%        05/20/87
------------------------------------------------------------------------------------------------------------------
Federated U.S. Government Securities Fund: 2-5 Years       6.58%           4.49%           6.44%        02/18/83
- Institutional Shares
------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Growth Opportunities Fund - Class A      22.54%          19.30%          18.82%        11/18/87
------------------------------------------------------------------------------------------------------------------
Fidelity Advisor High Yield Fund - Class T                -1.90%           7.35%          11.62%        01/05/87
------------------------------------------------------------------------------------------------------------------
Fidelity Capital & Income Fund                             3.26%           6.83%           9.74%        11/01/77
------------------------------------------------------------------------------------------------------------------
Fidelity Contrafund                                       29.78%          20.04%          22.65%        05/17/67
------------------------------------------------------------------------------------------------------------------
Fidelity Equity-Income Fund                               10.96%          17.00%          14.26%        05/16/66
------------------------------------------------------------------------------------------------------------------
Fidelity Magellan(R)Fund                                  31.86%          18.93%          18.49%        05/02/63
------------------------------------------------------------------------------------------------------------------
Fidelity OTC Portfolio                                    38.55%          19.21%          18.07%        02/31/84
------------------------------------------------------------------------------------------------------------------
Fidelity Puritan Fund                                     14.99%          13.71%          13.37%        04/16/47
------------------------------------------------------------------------------------------------------------------
INVESCO Dynamics Fund                                     21.59%          17.46%          18.55%        09/01/67
------------------------------------------------------------------------------------------------------------------
INVESCO Total Return Fund                                 12.06%          14.71%          13.12%        09/22/87
------------------------------------------------------------------------------------------------------------------
The Investment Company of America(R), Inc.                21.27%          18.49%          15.82%        01/01/34
------------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The Aggressive Portfolio              N/A             N/A            15.90%        01/20/98
------------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The Moderately Aggressive             N/A             N/A            14.97%        01/20/98
Portfolio
------------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The Moderate Portfolio                N/A             N/A            15.23%        01/20/98
------------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The Moderately Conservative           N/A             N/A            13.73%        01/20/98
Portfolio
------------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The Conservative Portfolio            N/A             N/A            11.44%        01/20/98
------------------------------------------------------------------------------------------------------------------
MAS Funds Fixed Income Portfolio                           5.40%           5.71%           8.36%        11/14/84
------------------------------------------------------------------------------------------------------------------
Massachusetts Investors Growth Stock Fund - Class A       38.18%          23.37%          20.22%        01/01/35
------------------------------------------------------------------------------------------------------------------
MFS(R)Growth Opportunities Fund - Class A                 27.45%          18.58%          15.34%        09/09/70
------------------------------------------------------------------------------------------------------------------
MFS(R)High Income Fund - Class A                          -0.43%           6.45%           8.11%        02/17/78
------------------------------------------------------------------------------------------------------------------
Morgan Stanley Institutional Fund, Inc. - Equity          17.14%           N/A            25.05%        01/02/96
Growth Portfolio - Class B
------------------------------------------------------------------------------------------------------------------
Nationwide(R)Fund - Class D                               28.61%          22.57%          17.52%        05/11/33
------------------------------------------------------------------------------------------------------------------
Nationwide(R)Growth Fund - Class D                        22.08%          17.41%          13.64%        02/27/61
------------------------------------------------------------------------------------------------------------------
Nationwide Money Market Fund                               3.58%           3.42%           3.84%        01/04/99
------------------------------------------------------------------------------------------------------------------
Nationwide S&P 500(R)Index Fund - Class Y                  N/A             N/A            95.06%        10/30/98
------------------------------------------------------------------------------------------------------------------
Nationwide Separate Account Trust - Nationwide Small      -0.45%           N/A            15.71%        10/23/95
Company Fund
------------------------------------------------------------------------------------------------------------------
Neuberger Berman Guardian Fund, Inc.                       0.88%          12.12%          13.51%        06/01/50
------------------------------------------------------------------------------------------------------------------
Neuberger Berman Partners Trust                            4.64%          16.81%          14.79%        01/20/75
------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund - Class A                         11.14%          11.25%          12.93%        12/22/69
------------------------------------------------------------------------------------------------------------------
Prestige Balanced Fund - Class Y                           N/A             N/A            50.56%        10/30/98
------------------------------------------------------------------------------------------------------------------
Prestige International Fund - Class Y                      N/A             N/A            37.31%        10/30/98
------------------------------------------------------------------------------------------------------------------
Prestige Large Cap Growth Fund - Class Y                   N/A             N/A           137.47%        10/30/98
------------------------------------------------------------------------------------------------------------------
Prestige Large Cap Value Fund - Class Y                    N/A             N/A            38.69%        10/30/98
------------------------------------------------------------------------------------------------------------------
Prestige Small Cap Fund - Class Y                          N/A             N/A            62.90%        10/30/98
------------------------------------------------------------------------------------------------------------------
Putnam Investors Fund - Class A                           33.74%          22.55%          18.73%        12/01/25
------------------------------------------------------------------------------------------------------------------
Putnam Voyager Fund - Class A                             22.38%          18.41%          18.91%        04/01/69
------------------------------------------------------------------------------------------------------------------

NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

------------------------------------------------------------------------------------------------------------------
                                                                                       10 Years
                                                                                      to 12/31/98
                                                          1 Year         5 Years      or Life of       Date Fund
                 Sub-Account Option                     to 12/31/98    to 12/31/98       Fund          Effective
------------------------------------------------------------------------------------------------------------------
SEI Index Funds - S&P 500 Index Portfolio                 26.63%          22.21%          17.50%        07/31/85
------------------------------------------------------------------------------------------------------------------
Seligman Growth Fund, Inc. - Class A                      33.46%          17.49%          16.00%        04/01/37
------------------------------------------------------------------------------------------------------------------
Short-Term Investments Trust - Treasury Portfolio -        3.98%           3.84%           4.29%        04/12/84
Institutional Class
------------------------------------------------------------------------------------------------------------------
T. Rowe Price International Stock Fund(R)                 14.54%           7.38%           9.05%        05/09/80
------------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund - Class A                          -6.29%           4.50%           9.24%        10/05/82
------------------------------------------------------------------------------------------------------------------
Warburg Pincus Emerging Growth Fund - Common Class         4.32%          13.76%          15.11%        01/21/88
------------------------------------------------------------------------------------------------------------------



            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
                                                                           PAGE
General Information and History..............................................1
Services.....................................................................1
Purchase of Securities Being Offered.........................................2
Underwriters.................................................................2
Calculations of Performance..................................................2
Annuity Payments.............................................................3
Financial Statements.........................................................4

APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS

A summary of the investment objective for each underlying mutual fund is listed below.

There is no guarantee that the investment objectives will be met.

AMERICAN CENTURY: INCOME & GROWTH - INVESTOR CLASS

The investment objective of the Fund is to seek dividend growth, current income and capital appreciation by investing in common stocks. The Fund may buy securities convertible into common stock, such as convertible bonds, convertible preferred stocks or warrants. The Fund may also, for liquidity purposes, invest in high-quality money market instruments with remaining maturities of one year or less. The Fund may also enter into repurchase agreements, collateralized by U.S. government securities, with banks or broker-dealers deemed to present minimal credit risk. American Century Investment Management, Inc. serves as the Fund's investment adviser.

AMERICAN CENTURY - INTERNATIONAL DISCOVERY FUND - INVESTOR CLASS (FORMERLY "AMERICAN CENTURY - TWENTIETH CENTURY INTERNATIONAL DISCOVERY FUND - INVESTOR CLASS")

The investment objective of the Fund is capital growth by investing primarily in an internationally diversified portfolio of equity securities of issuers that meet certain fundamental and technical standards of selection (relating primarily to acceleration of earnings and revenues). The Fund will invest its assets primarily in equity securities of small foreign issuers (those issuers having, at the time of investment, a market capitalization of less than U.S. $1 billion or a public float of less than U.S. $500 million). The "public float" of an issuer is defined as the aggregate market value of the issuer's outstanding securities held by non-affiliates of the issuer. The Fund may invest up to 50% of its assets in securities of issuers in emerging market countries. DUE TO THE SIGNIFICANT RISKS ASSOCIATED WITH THE FUND'S INVESTMENT STRATEGY, AN INVESTMENT IN THE FUND MAY NOT BE APPROPRIATE FOR ALL INVESTORS. American Century Investment Management, Inc. serves as the Fund's investment adviser.

AMERICAN CENTURY: ULTRA (FORMERLY "AMERICAN CENTURY - TWENTIETH CENTURY ULTRA")

The investment objective of the Fund is capital growth by investing primarily in common stocks that are considered by management to have better-than-average prospects for appreciation. It is management's intention that the portfolio will generally consist of common stocks of medium-sized and smaller companies. American Century Investment Services, Inc. serves as the Fund's investment adviser.

DREYFUS APPRECIATION FUND, INC.

The primary investment objective of the Fund is to provide long-term capital growth consistent with the preservation of capital. Current income is a secondary investment objective. The Fund seeks to meet its objectives by investing primarily in the common stocks of domestic and foreign issuers. The Dreyfus Corporation serves as the Fund's investment adviser.

DREYFUS PREMIER MIDCAP STOCK FUND - CLASS A

The investment objective of the Fund is to seek total investment returns (including capital appreciation and income) which consistently outperform the Standard & Poor's 400 MidCap Index. The Fund attempts to maintain a diversified holding in common stocks of medium capitalization companies (firms with a market value between $200 million and $5 billion). The Dreyfus Corporation serves as the Fund's investment adviser.

THE DREYFUS THIRD CENTURY FUND, INC.

The Fund's primary goal is to provide capital growth through equity investment in companies that, in the opinion of the Fund's management, not only to meet traditional investment standards, but which also show evidence that they conduct their business in a manner that contributes to the enhancement of the quality of life of America. Current income is secondary to the primary goal. The Dreyfus Corporation serves as the Fund's investment adviser.

FEDERATED BOND FUND - CLASS F

The investment objective of the Fund is to provide as high a level of current income as is consistent with the preservation of capital. The Fund invests primarily in a professionally managed, diversified portfolio of bonds. Under normal circumstances, at least 65% of the Fund's net assets will be invested in investment grade securities, including repurchase agreements collateralized by investment grade securities. The Fund may invest in corporate debt obligations, U.S. Government obligations, municipal securities, asset-backed securities, adjustable rate mortgage securities, collateralized mortgage obligations, and other securities which are deemed to be consistent with the Fund's investment objectives. Federated Advisers serves as the Fund's investment adviser.

FEDERATED U.S. GOVERNMENT SECURITIES FUND: 2-5 YEARS - INSTITUTIONAL SHARES

The investment objective of the Fund is current income. The Fund pursues this investment objective by investing in U.S. government securities with remaining maturities of five years or less. Federated Management serves as the Fund's investment adviser.

FIDELITY ADVISOR GROWTH OPPORTUNITIES FUND - CLASS A

The investment objective of the Fund is to pursue capital growth that exceeds market performance through investments in growth, cyclical, and value stocks. Fidelity Management & Research Company serves as the Fund's investment adviser.

FIDELITY ADVISOR HIGH YIELD FUND -
CLASS T

The Fidelity Advisor High Yield Fund is a bond fund designed to meet the needs of the long-term investor, seeking above-average monthly income and potential capital growth by investing in lower-rated, high-yielding, fixed income securities. Fidelity Management & Research Company serves as the Fund's investment adviser.

FIDELITY EQUITY-INCOME FUND

The investment objective of the Fund is to obtain reasonable income from a portfolio consisting primarily of income-producing equity securities. The Fund seeks a yield which exceeds the composite yield on the securities comprising the Standard & Poor's Composite Index of 500 Stocks. In pursuing this objective, the Fund will also consider the potential for capital appreciation. Fidelity Management & Research Company serves as the Fund's investment adviser.

FIDELITY OTC PORTFOLIO

The investment objective of the Fund is to seek capital appreciation by investing primarily in securities traded on the over-the counter (OTC) securities market. Securities traded on the OTC include, among others, industrial corporations, financial services institutions, public utilities, and transportation companies, common and preferred stocks, securities convertible into common stock, warrants and similar rights, and debt securities, and obligations of the federal government. The fund does not place any weight on dividend and interest income unless it believes this income will have a favorable influence on the market value of a security. Fidelity Management & Research Company serves as the Fund's investment adviser.

FIDELITY PURITAN FUND

The investment objective of the Fund seeks to obtain as much income as possible, consistent with the preservation and conservation of capital, by investing in a broadly diversified portfolio of securities, including common stocks, preferred stocks, and bonds. While emphasis on income is an important objective, this does not preclude growth in capital since some securities offering a better than average yield may also possess some growth possibilities. Fidelity Management & Research Company serves as the Fund's investment adviser.

INVESCO DYNAMICS FUND

The investment objective of the Fund is to seek appreciation of capital through aggressive investment policies. The Fund invests primarily in common stocks of U.S. companies traded on national securities exchanges and over-the-counter. The Fund also has the flexibility to invest in preferred stocks and convertible or straight issues of debentures, as well as foreign securities. INVESCO Funds Group, Inc. serves as the Fund's investment adviser.

INVESCO TOTAL RETURN FUND

The investment objective of the Fund is to seek to achieve a high total return on investment through capital appreciation and current income by investing in a combination of equity securities (consisting of common stocks and, to a lesser degree, securities convertible into common stock) and fixed income securities. The equity securities purchased by the Fund generally will be issued by companies which are listed on a national securities exchange and which usually pay regular dividends. This Fund seeks reasonably consistent total returns over a variety of market cycles. INVESCO Funds Group, Inc. serves as the Fund's investment adviser. INVESCO Capital Management, Inc. serves as the Fund's sub-adviser.

LIFEDESIGNS SERIES

LifeDesigns Series consists of five separate nondiversified funds, each of which is a separately managed nondiversified portfolio with its own investment objective and policies. The objective of each of the Portfolios which is fundamental, is to maximize total investment return (i.e. capital growth and income) subject to investment restrictions and asset allocation policies. The Portfolios will maximize total investment return as is specifically detailed in the following objectives which are non-fundamental and can be changed without approval of a Portfolio's shareholders.

THE AGGRESSIVE PORTFOLIO

The investment objective of this Fund is to provide growth of capital by investing in underlying funds which invest primarily in equity securities ("Equity Funds"). This Fund is generally appropriate for investors seeking higher returns over an investment time horizon of at least 15 years and having a higher tolerance for market fluctuations. Nationwide Advisory Services, Inc. ("NAS") serves as the Fund's investment adviser.

THE CONSERVATIVE PORTFOLIO

The investment objective of this Fund is to provide primarily income and, secondarily, long term growth of capital. This Fund will seek to meet its objectives by primarily investing in a combination of the Nationwide Contract (a fixed interest contract) and fixed income securities ("Bond Funds"), with a similar investment in Equity Funds. This Fund is generally appropriate for investors seeking low fluctuations in principal over an investment time horizon of less than 5 years, as well more conservative investors with an investment time horizon of between 5 and 10 years. NAS serves as the Fund's investment adviser.

THE MODERATE PORTFOLIO

The investment objective of this Fund is to provide growth of capital and income by investing primarily in Equity Funds, but will also invest a significant percentage of its assets in the Nationwide Contract and in Bond Funds. This Fund is generally appropriate for moderate investors seeking moderate returns over an investment time horizon of between 10 and 15 years; conservative investors with an investment time horizon of at least 15 years or more; and more aggressive investors with an investment time horizon of 5 to 10 years. NAS serves as the Fund's investment adviser.

     THE MODERATELY AGGRESSIVE PORTFOLIO

     The investment objective of this Fund is to provide growth of capital by investing primarily in Equity Funds. However, the Fund attempts to reduce its volatility by also investing in the Nationwide Contract and Proprietary Funds which also invest primarily in Bond Funds. This Fund is generally appropriate for moderate investors seeking high returns over an investment time horizon of 15 years or for more aggressive investors with an investment time horizon of 10 to 15 years. NAS serves as the Fund's investment adviser.

     THE MODERATELY CONSERVATIVE PORTFOLIO

     The investment objective of this Fund is to provide primarily income and, secondarily, long term growth of capital. This Fund will seek to meet its objective by generally investing half of its assets in Equity Funds with the remainder in the Nationwide Contract and Bond Funds. This Fund is generally appropriate for moderate investors seeking lower fluctuations in principal combined with some of the upside potential of equity investments over an investment time horizon of between 5 and 10 years. This Fund is also generally appropriate for conservative investors with an investment time horizon of between 10 and 15 years and more aggressive investors with an investment time horizon of less than 5 years. NAS serves as the Fund's investment adviser.

MAS FUNDS FIXED INCOME PORTFOLIO

The investment objective of the Fund is to achieve above-average total return over a market cycle of three of five years, consistent with reasonable risk, by investing in a diversified portfolio of U. S. government securities, corporate bonds (including bonds rated below investment grade commonly referred to as "junk bonds"), foreign fixed-income securities and mortgage-backed securities of domestic issuers and other fixed-income securities. The portfolio's average weighted maturity will ordinarily be greater than five years. Miller, Anderson & Sherrerd, LLP serves as the Fund's investment adviser.

MFS(R) HIGH INCOME FUND - CLASS A

The investment objective of the Fund is high current income by investing primarily in a professionally managed diversified portfolio of fixed income securities, some of which may involve equity features. Securities offering the high current income sought by this Fund are ordinarily in the lower rating categories of recognized rating agencies or are unrated and generally involve greater volatility of price and risk of principal and income than securities in the high rating categories. Capital growth, if any, is a consideration incidental to the investment objective of high current income. Massachusetts Financial Services Company serves as the Fund's investment adviser.

MORGAN STANLEY INSTITUTIONAL FUND, INC. -
EQUITY GROWTH PORTFOLIO - CLASS B

The investment objective of the Portfolio is to seek long-term capital appreciation by investing in growth-oriented equity securities of medium and large capitalization companies. Equity securities include common and preferred stocks, convertible securities and rights and warrants to purchase common stocks. Under normal circumstances, the Portfolio will invest at least 65% of the value of its total assets in equity securities. Morgan Stanley Asset Management, Inc. serves as the Portfolio's investment adviser.

NATIONWIDE(R) FUND - CLASS D

The investment objective of the Fund is to seek total return through a flexible combination of current income and capital appreciation. The Fund invests primarily in common stocks, but also in convertible securities, other equity securities, bonds and money market obligations. Nationwide Advisory Services, Inc. serves as the Fund's investment adviser.

NATIONWIDE(R) MONEY MARKET FUND

The investment objective of the Fund is to seek as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity. The Fund invests in high-quality money market instruments maturing in 397 days or less. Nationwide Advisory Services, Inc. serves as the Fund's investment adviser.

NATIONWIDE S&P 500(R) INDEX FUND - CLASS Y

The investment objective of the Fund is to provide investment results that correspond to the price and yield performance of publicly traded common stocks as represented by the Standard & Poor's 500 Composite Stock Price Index (the "Index"). The Fund attempts to be fully invested at all times in stocks that comprise the Index and stock index futures, and in any event, at least 80% of the Fund's net assets will be invested in stocks comprising the Index. Nationwide Advisory Services, Inc. serves as the Fund's investment adviser and The Dreyfus Corporation is the Fund's sub-adviser.

"S&P 500(R)" has been licensed for use by Nationwide Advisory Services, Inc. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

NATIONWIDE SEPARATE ACCOUNT TRUST - NATIONWIDE SMALL COMPANY FUND

Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000 Small Stock Index. The Fund is subadvised by: The Dreyfus Corporation, Neuberger Berman, LLC., Lazard Asset Management, Strong Capital Management, Inc. and Warburg Pincus Asset Management, Inc.

NEUBERGER BERMAN GUARDIAN FUND, INC.

The Fund seeks capital appreciation through investments generally in dividend-paying issues of established companies that its investment officers believe are well managed. The emphasis of the Fund's investments is on common stock. The Fund diversifies its holdings among different industries and different companies in light of conditions prevailing at any given time. Current income is a secondary objective. Neuberger Berman Management Incorporated serves as the Fund's investment adviser.

NEUBERGER BERMAN PARTNERS TRUST

The investment objective of the Fund is to seek capital growth. The Fund invests using a value-oriented approach to the selection of individual securities. The Fund manager seeks capital growth through an investment approach that is designed to increase capital with reasonable risk. Neuberger Berman Management Incorporated serves as the Fund's investment adviser.

OPPENHEIMER GLOBAL FUND - CLASS A

The investment objective of the Fund is to seek capital appreciation. The Fund emphasizes investment in foreign and domestic securities considered by the Fund's investment manager to have appreciation possibilities, primarily common stocks or securities having investment characteristics of common stocks (such as convertible securities) of "growth-type" companies. As a matter of fundamental policy, under normal market conditions, the Fund will invest its total assets in securities of issuers traded in markets in at least three different countries (which may include the United States). The portfolio may also emphasize securities of cyclical industries and "special situations" when the Fund's manager believes that they present opportunities for capital growth. OppenheimerFunds, Inc. serves as the Fund's investment adviser.

PRESTIGE BALANCED FUND - CLASS Y

The investment objective of the Fund is to provide a high total return from a diversified portfolio of equity and fixed income securities. The Fund seeks to provide a total return that approaches the total return of the universe of equity securities of large and medium sized companies and that exceeds the return typical of a portfolio of fixed income securities. Under normal market conditions, the Fund will invest approximately 60% of its assets in equity securities and 40% in fixed income securities. The equity securities will primarily be securities of large and medium sized companies included in the Standard & Poor's 500 Composite Stock Price Index, and the fixed income securities will cover a range of fixed income sectors and securities, including government, corporate, asset-backed and mortgage-backed securities. Nationwide Advisory Services, Inc. serves as the Fund's investment adviser and J.P. Morgan Investment Management Inc. is the Fund's sub-adviser.

PRESTIGE INTERNATIONAL FUND - CLASS Y

The investment objective of the Fund is capital appreciation. The Fund seeks to accomplish its investment objective by investing primarily in equity securities of non-United States companies that, in the opinion of its subadviser, are inexpensively priced relative to the return on total capital or equity. The Fund invests primarily in equity securities of non-United States companies. Under normal market conditions, the Fund will invest at least 80% of the value of its total assets in the equity securities of companies within at least three different countries (not including the United States). Nationwide Advisory Services, Inc. serves as the Fund's investment adviser and Lazard Asset Management is the Fund's sub-adviser.

PRESTIGE LARGE CAP GROWTH FUND - CLASS Y

The investment objective of the Fund is long-term capital appreciation. The Fund seeks to achieve its investment objective from a broadly diversified portfolio of equity securities of large capitalization companies that are expected to have better prospects for earnings growth than the growth rate of the general domestic economy. Dividend income is a secondary objective. A large capitalization company is a company with a market capitalization and industry characteristics that are similar to companies in the Russell 1000(R) Growth Index, which currently have market capitalizations that range from $1.4 billion to $272 billion. Nationwide Advisory Services, Inc. serves as the Fund's investment adviser and Goldman Sachs Asset Management is the Fund's sub-adviser.

PRESTIGE LARGE CAP VALUE FUND - CLASS Y

The investment objective of the Fund is to maximize total return, consisting of both capital appreciation and current income. The Fund seeks to achieve its investment objective by investing in U.S. equity securities that are currently undervalued as determined by its subadviser. Under normal market conditions, substantially all, but in no event less than 65% of the Fund's total assets will be invested in equity securities of large capitalization U.S. companies, including foreign companies whose securities are traded in the United States and who comply with U.S. accounting standards. A large capitalization company is a company with a market capitalization and industry characteristics that are similar to companies in the Russell 1000(R) Value Index, which currently have market capitalizations that range from $1.4 billion to $272 billion. Nationwide Advisory Services, Inc. serves as the Fund's investment adviser and Brinson Partners, Inc. is the Fund's sub-adviser.

PRESTIGE SMALL CAP FUND - CLASS Y

The investment objective of the Fund is long-term capital appreciation. The Fund seeks to accomplish its investment objective from a broadly diversified portfolio of equity securities issued by U.S. companies that have small market capitalizations. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of companies whose market capitalizations at the time of investment do not exceed 110% of the largest company in the Russell 2000(R) Small Stock Index; these companies currently have market capitalizations that range from $222 million to $1.4 billion. Nationwide Advisory Services, Inc. serves as the Fund's investment adviser and INVESCO Management & Research, Inc. serves as the Fund's sub-adviser, providing daily portfolio management for the Fund.

PUTNAM INVESTORS FUND - CLASS A

The investment objective of the Fund is long-term growth of capital and any increased income resulting from such growth. The Fund is designed for investors seeking long-term growth of capital from a portfolio consisting primarily of common stocks. The Fund's management emphasizes investment in quality growth stocks. Putnam Investment Management, Inc., serves as the Fund's investment adviser.

PUTNAM VOYAGER FUND - CLASS A

The investment objective of the Fund is capital appreciation. The Fund invests primarily in common stocks believed to have potential for capital appreciation significantly greater than the market average. The Fund is designed for investors willing to assume above-average risk in return for above-average capital growth potential. Putnam Investment Management, Inc. serves as the Fund's investment adviser.

SEI INDEX FUNDS - S & P 500 INDEX PORTFOLIO

The S & P Index Portfolio seeks to provide investment results that correspond to the aggregate price and dividend performance of the securities in the Standard & Poor's 500 Composite Stock Price Index which is comprised of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The investment objective is a fundamental policy of the Portfolio. There can be no assurance that the Portfolio will achieve its investment objective. SEI Fund Management serves as the Fund's investment adviser.

SELIGMAN GROWTH FUND, INC. - CLASS A

The investment objective of the Fund is longer-term growth in capital value and an increase in future income. Fund assets have been invested primarily in common stocks with the inherent investment risks tempered by portfolio diversification. J & W Seligman & Co., Incorporated serves as the Fund's investment adviser.

SHORT-TERM INVESTMENTS TRUST - TREASURY PORTFOLIO - INSTITUTIONAL CLASS

The investment objective of the Portfolio is the maximization of current income to the extent consistent with the preservation of capital and maintenance of liquidity. The Portfolio seeks to achieve its objective by investing in a portfolio consisting of direct obligations of the U.S. Treasury and repurchase agreements secured by such obligations. The instruments purchased by the Portfolio will have maturities of 397 days or less. AIM Advisers, Inc. serves as the Fund's investment adviser.

T. ROWE PRICE INTERNATIONAL STOCK FUND(R)

The Fund's objective is long-term growth of capital through investments primarily in common stocks of established, non-U.S. Companies. T. Rowe Price Associates, Inc. serves as the Fund's investment adviser.

TEMPLETON FOREIGN FUND - CLASS A

The investment objective of the Fund is long-term capital growth through a flexible policy of investing in stocks and debt obligations of companies and governments outside the United States. Any income realized will be incidental. Templeton Investment Counsel, Inc. serves as the Fund's investment adviser.

WARBURG PINCUS EMERGING GROWTH FUND - COMMON CLASS

The investment objective of the Fund is to seek maximum capital appreciation by investing in equity securities of small- to medium- sized companies in the United States with emerging or renewed growth potential. Warburg Pincus Asset Management, Inc. serves as the Fund's investment adviser.

THE FOLLOWING UNDERLYING MUTUAL FUND IS NOT AVAILABLE FOR NEW PLANS ESTABLISHED ON OR AFTER JUNE 30, 1998:

FIDELITY CONTRAFUND

The investment objective of the Fund is capital appreciation by investing in securities that its manager believes are undervalued due to an overly pessimistic appraisal by the public. Although the Fund will usually be invested primarily in common stocks and securities convertible into common stock, the percentage of its assets invested in other securities may vary. Fidelity Management & Research Company serves as the Fund's investment adviser.

THE FOLLOWING UNDERLYING MUTUAL FUND IS NOT AVAILABLE FOR NEW CONTRACTS ISSUED ON OR AFTER OCTOBER 1, 1997:

FIDELITY MAGELLAN(R) FUND

The investment objective of the Fund is capital appreciation by investing primarily in common stock and securities convertible into common stock. The Fund may also invest in foreign securities, which involves additional risks. The Fund may also invest in stock index futures and options both of which can be volatile investments. Fidelity Management & Research Company serves as the Fund's investment adviser.

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NOT AVAILABLE FOR NEW CONTRACTS ISSUED ON OR AFTER MAY 1, 1997:

AMERICAN CENTURY: GROWTH (FORMERLY "AMERICAN CENTURY - TWENTIETH CENTURY
GROWTH")

The investment objective of the Fund is capital growth through investment in securities which the management considers to have better-than-average prospects for appreciation. It is management's intention that the portfolio will generally consist of common stocks of large established companies. American Century Investment Services, Inc. serves as the Fund's investment adviser.

MASSACHUSETTS INVESTORS GROWTH STOCK FUND - CLASS A

The investment objective of the Fund is the long-term growth of capital and future income rather than current income. Massachusetts Financial Services Company serves as the Fund's investment adviser.

THE FOLLOWING UNDERLYING MUTUAL FUNDS MAY NOT BE AVAILABLE TO ALL ISSUED CONTRACTS ON OR AFTER JULY 1, 1994:

THE BOND FUND OF AMERICA(SM), INC.

The Fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital. The Fund invests substantially all of its assets in marketable corporate debt securities, U.S. Government securities, mortgage-related securities, other asset-backed securities and cash or money market instruments. Normally, at least 65% of the Fund's assets will be invested in bonds. Capital Research and Management Company serves as the Fund's investment adviser.

THE INVESTMENT COMPANY OF AMERICA(R), INC.

The investment objectives are long-term growth of capital and income. The Fund strives to accomplish these objectives through constant supervision, careful selection and broad diversification. In the selection of securities for investment, the possibilities of appreciation and potential dividends are given more weight than current yield. The Fund ordinarily invests principally in common stocks. However, assets may also be held in securities convertible into common stocks, straight debt securities (rated in the top three quality categories by Standard & Poor's Corporation or Moody's Investor Service, Inc. or determined to be of equivalent quality by Capital Research and Management Company), cash equivalent quality by Capital Research and Management Company), cash or cash equivalents, U.S. Government securities, or nonconvertible preferred stocks. Massachusetts Financial Services Company serves as the Fund's investment adviser.

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NOT AVAILABLE FOR NEW CONTRACTS ISSUED ON OR AFTER OCTOBER 1, 1993:

EVERGREEN INCOME AND GROWTH FUND

The investment objective of the Fund is current income and capital appreciation. The Fund invests primarily in common and preferred stocks, securities convertible into or exchangeable for common stocks, and fixed income securities. The Fund's objective is to maximize the "total return" on its portfolio of investments. Evergreen Asset Management Corp. serves as the Fund's investment adviser.

MFS(R) GROWTH OPPORTUNITIES FUND - CLASS A

The investment objective of the Fund is growth of capital. Dividend income, if any, is incidental to the objective of capital growth. To achieve this objective, a flexible approach toward types of companies as well as types of securities is maintained by the Fund, depending upon the economic environment and the relative attractiveness of the various securities markets. Massachusetts Financial Services Company serves as the Fund's investment adviser.

NATIONWIDE(R) GROWTH FUND - CLASS D

The investment objective of the Fund is to seek long term capital appreciation by investing primarily in equity securities of companies of all sizes. Major emphasis in the selection of securities is placed on companies which have capable management, and are in fields where social and economic trends, technological developments, and new processes or products indicate a potential for greater-than-average growth.

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NOT AVAILABLE FOR OWNERS WHOSE PREDECESSOR NATIONWIDE DCVA CONTRACT WAS ISSUED ON OR AFTER JANUARY 1, 1987:

FIDELITY CAPITAL & INCOME FUND

The investment objective of the Fund is to seek to provide a combination of income and capital growth by investing primarily in debt instruments and common and preferred stocks, with a focus on lower-quality debt securities and securities of companies with uncertain financial positions. Fidelity Management & Research Company serves as the Fund's investment adviser.

Effective on and after July 1, 1991, Nationwide will no longer permit contract owners or participants to make additional purchase payments or to exchange contract values into the Fidelity Capital & Income Fund. However, contract values held in the Fidelity Capital & Income Fund as of July 1, 1991 may continue to be invested in that sub-account. Unless Nationwide is notified otherwise, any purchase payments or exchanges which the contract owner or participant directs Nationwide to invest in the Fidelity Capital & Income Fund on and after July 1, 1991 will instead be automatically invested in the Nationwide Money Market Fund.

Nationwide has determined that further investment in the Fidelity Capital & Income Fund is not in the best interests of the contract owners and participants in view of the Fund's adoption, effective for shares purchased on and after February 1, 1991, of a redemption fee equal to 1.5% of the net asset value of any Fund shares redeemed which are held less than twelve months. Any redemption fees which the Fund may assess against Fund shares held by Nationwide in the NACo Variable Account which were purchased from February 1, 1991 to July 1, 1991 will be paid by Nationwide from surplus and will not be paid, directly or indirectly, by contract owners, participants or the NACo Variable Account.

APPENDIX B:  CONDENSED FINANCIAL INFORMATION

The condensed financial information shown in the following tables shows the accumulation unit values for an accumulation unit outstanding throughout the period.

       Variable Account Annual Expense Fee of 0.95% of average net assets

--------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND        ACCUMULATION UNIT        ACCUMULATION UNIT       NUMBER OF ACCUMULATION      YEAR
                              VALUE AT BEGINNING OF    VALUE AT END OF PERIOD  UNITS OUTSTANDING AT
                              PERIOD                                           THE END OF THE PERIOD
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
American Century: Growth             5.842997                 7.915964                6,270,208            1998
--------------------------------------------------------------------------------------------------------------------
                                     4.562802                 5.842997               17,611,062            1997
                              --------------------------------------------------------------------------------------
                                     4.005400                 4.562802               15,929,074            1996
                              --------------------------------------------------------------------------------------
                                     3.359891                 4.005400               37,362,979            1995
                              --------------------------------------------------------------------------------------
                                     3.443124                 3.359891               38,748,520            1994
                              --------------------------------------------------------------------------------------
                                     3.350122                 3.443124               41,912,416            1993
                              --------------------------------------------------------------------------------------
                                     3.533694                 3.350122               43,106,409            1992
                              --------------------------------------------------------------------------------------
                                     2.571846                 3.533694               31,955,054            1991
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
American Century: Ultra              1.737833                 2.316089               59,827,396            1998
                              --------------------------------------------------------------------------------------
                                     1.424846                 1.737833              125,555,220            1997
                              --------------------------------------------------------------------------------------
                                     1.263551                 1.424846               51,280,940            1996
                              --------------------------------------------------------------------------------------
                                     0.926489                 1.263551               79,405,506            1995
                              --------------------------------------------------------------------------------------
                                     0.970411                 0.926489               59,484,505            1994
                              --------------------------------------------------------------------------------------
                                     1.000000                 0.970411               21,036,904            1993
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
The Bond Fund of America(SM),        2.332586                 2.429862                3,149,438            1998
Inc.
                              --------------------------------------------------------------------------------------
                                     2.155739                 2.332586                6,366,974            1997
                              --------------------------------------------------------------------------------------
                                     2.039710                 2.155739                3,393,296            1996
                              --------------------------------------------------------------------------------------
                                     1.741422                 2.039710                6,578,720            1995
                              --------------------------------------------------------------------------------------
                                     1.850918                 1.741422                5,740,929            1994
                              --------------------------------------------------------------------------------------
                                     1.637181                 1.850918                5,644,051            1993
                              --------------------------------------------------------------------------------------
                                     1.484255                 1.637181                4,185,113            1992
                              --------------------------------------------------------------------------------------
                                     1.338732                 1.484255                3,262,200            1991*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
The Dreyfus Third Century            3.532278                 4.554488                      172            1998
Fund, Inc.
                              --------------------------------------------------------------------------------------
                                     2.756438                 3.532278               14,863,803            1997
                              --------------------------------------------------------------------------------------
                                     2.238323                 2.756438                5,449,596            1996
                              --------------------------------------------------------------------------------------
                                     1.663803                 2.238323                9,402,637            1995
                              --------------------------------------------------------------------------------------
                                     1.814915                 1.663803                9,817,673            1994
                              --------------------------------------------------------------------------------------
                                     1.740666                 1.814915               10,291,485            1993
                              --------------------------------------------------------------------------------------
                                     1.723855                 1.740666                8,918,980            1992
                              --------------------------------------------------------------------------------------
                                     1.503652                 1.723855                4,654,790            1991*
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND        ACCUMULATION UNIT        ACCUMULATION UNIT       NUMBER OF ACCUMULATION      YEAR
                              VALUE AT BEGINNING OF    VALUE AT END OF PERIOD  UNITS OUTSTANDING AT
                              PERIOD                                           THE END OF THE PERIOD
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Evergreen Income and Growth          2.422617                 2.380651                  569,094            1998
Fund
                              --------------------------------------------------------------------------------------
                                     1.947502                 2.422617                1,666,312            1997
                              --------------------------------------------------------------------------------------
                                     1.741651                 1.947502                1,070,229            1996
                              --------------------------------------------------------------------------------------
                                     1.419467                 1.741651                2,635,928            1995
                              --------------------------------------------------------------------------------------
                                     1.531292                 1.419467                3,343,918            1994
                              --------------------------------------------------------------------------------------
                                     1.368966                 1.531292               10,220,011            1993
                              --------------------------------------------------------------------------------------
                                     1.256090                 1.368966                8,701,160            1992
                              --------------------------------------------------------------------------------------
                                     1.146614                 1.256090                7,977,105            1991*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Federated U.S. Government            1.301886                 1.394078                3,088,503            1998
Securities Fund: 2-5 Years
- Institutional Shares
                              --------------------------------------------------------------------------------------
                                     1.226751                 1.301886                3,296,152            1997
                              --------------------------------------------------------------------------------------
                                     1.195751                 1.226751                1,296,431            1996
                              --------------------------------------------------------------------------------------
                                     1.062969                 1.195751                2,344,091            1995
                              --------------------------------------------------------------------------------------
                                     1.094086                 1.062969                1,802,090            1994
                              --------------------------------------------------------------------------------------
                                     1.031362                 1.094086                1,501,568            1993
                              --------------------------------------------------------------------------------------
                                     1.000000                 1.031362                  359,089            1992
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Fidelity Capital & Income            4.654233                 4.829318                  187,924            1998
Fund
                              --------------------------------------------------------------------------------------
                                     4.096488                 4.654233                  570,207            1997
                              --------------------------------------------------------------------------------------
                                     3.712491                 4.096488                  294,263            1996
                              --------------------------------------------------------------------------------------
                                     3.210584                 3.712491                  818,785            1995
                              --------------------------------------------------------------------------------------
                                     3.397953                 3.210584                  900,127            1994
                              --------------------------------------------------------------------------------------
                                     2.746533                 3.397953                1,009,928            1993
                              --------------------------------------------------------------------------------------
                                     2.165417                 2.746533                1,100,291            1992
                              --------------------------------------------------------------------------------------
                                     1.972198                 2.165417                1,260,909            1991*
                              --------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Fidelity Contrafund                  1.935931                 2.522162               79,731,135            1998
                              --------------------------------------------------------------------------------------
                                     1.588961                 1.935931              165,606,687            1997
                              --------------------------------------------------------------------------------------
                                     1.315600                 1.588961               63,488,282            1996
                              --------------------------------------------------------------------------------------
                                     0.974545                 1.315600               86,483,728            1995
                              --------------------------------------------------------------------------------------
                                     0.994981                 0.974545               59,048,072            1994
                              --------------------------------------------------------------------------------------
                                     1.000000                 0.994981               17,300,194            1993
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Fidelity Equity-Income Fund          6.900916                 7.691828               20,055,246            1998
                              --------------------------------------------------------------------------------------
                                     5.359692                 6.900916               51,141,002            1997
                              --------------------------------------------------------------------------------------
                                     4.471070                 5.359692               21,843,280            1996
                              --------------------------------------------------------------------------------------
                                     3.424310                 4.471070               41,090,717            1995
                              --------------------------------------------------------------------------------------
                                     3.448520                 3.424310               37,439,255            1994
                              --------------------------------------------------------------------------------------
                                     2.869860                 3.448520               30,564,448            1993
                              --------------------------------------------------------------------------------------
                                     2.526472                 2.869860               25,417,028            1992
                              --------------------------------------------------------------------------------------
                                     2.283309                 2.526472               24,200,256            1991*
--------------------------------------------------------------------------------------------------------------------

                                       42

--------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL FUND        ACCUMULATION UNIT        ACCUMULATION UNIT       NUMBER OF ACCUMULATION      YEAR
                              VALUE AT BEGINNING OF    VALUE AT END OF PERIOD  UNITS OUTSTANDING AT
                              PERIOD                                           THE END OF THE PERIOD
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Fidelity Magellan(R)Fund              1.804998                 2.389171              33,527,719            1998
                              --------------------------------------------------------------------------------------
                                     1.439440                 1.804998              68,868,962             1997
                              --------------------------------------------------------------------------------------
                                     1.301185                 1.439440              35,450,214             1996
                              --------------------------------------------------------------------------------------
                                     0.960039                 1.301185              63,751,788             1995
                              --------------------------------------------------------------------------------------
                                     0.987051                 0.960039              43,410,162             1994
                              --------------------------------------------------------------------------------------
                                     1.000000                 0.987051               9,307,585             1993
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Fidelity OTC Portfolio               1.829868                 2.544511               7,583,243             1998
                              --------------------------------------------------------------------------------------
                                     1.680710                 1.829868              17,193,114             1997
                              --------------------------------------------------------------------------------------
                                     1.371346                 1.680710               4,002,730             1996
                              --------------------------------------------------------------------------------------
                                     1.001544                 1.371346               3,611,136             1995
                              --------------------------------------------------------------------------------------
                                     1.000000                 1.001544                 414,031             1994
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Fidelity Puritan Fund                1.596539                 1.843889              10,568,994             1998
                              --------------------------------------------------------------------------------------
                                     1.317344                 1.596539              19,817,717             1997
                              --------------------------------------------------------------------------------------
                                     1.154955                 1.317344               8,701,486             1996
                              --------------------------------------------------------------------------------------
                                     0.959935                 1.154955              11,375,851             1995
                              --------------------------------------------------------------------------------------
                                     1.000000                 0.959935               3,191,039             1994
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
The Investment Company of            2.277283                 2.773161              15,826,712             1998
America(R), Inc.
                              --------------------------------------------------------------------------------------
                                     1.771097                 2.277283              31,651,569             1997
                              --------------------------------------------------------------------------------------
                                     1.498194                 1.771097              14,871,400             1996
                              --------------------------------------------------------------------------------------
                                     1.157835                 1.498194              21,189,283             1995
                              --------------------------------------------------------------------------------------
                                     1.167040                 1.157835              15,911,747             1994
                              --------------------------------------------------------------------------------------
                                     1.055548                 1.167040               9,316,764             1993
                              --------------------------------------------------------------------------------------
                                     1.000000                 1.055548               1,904,764             1992
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
MAS Funds Fixed Income               1.335173                 1.413926               1,989,011             1998
Portfolio
                              --------------------------------------------------------------------------------------
                                     1.229760                 1.335173               2,016,658             1997
                              --------------------------------------------------------------------------------------
                                     1.156444                 1.229760                 554,865             1996
                              --------------------------------------------------------------------------------------
                                     0.980782                 1.156444                 461,663             1995
                              --------------------------------------------------------------------------------------
                                     1.000000                 0.980782                  16,059             1994
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
MFS(R)Growth Opportunities           9.012670                11.531693                 657,789             1998
Fund - Class A
                              --------------------------------------------------------------------------------------
                                     7.380232                 9.012670               1,768,566             1997
                              --------------------------------------------------------------------------------------
                                     6.114190                 7.380232               1,022,657             1996
                              --------------------------------------------------------------------------------------
                                     4.589533                 6.114190               2,209,754             1995
                              --------------------------------------------------------------------------------------
                                     4.834037                 4.589533               2,656,048             1994
                              --------------------------------------------------------------------------------------
                                     4.200054                 4.834037               6,486,767             1993
                               --------------------------------------------------------------------------------------
                                     3.936838                 4.200054               6,897,026             1992
                               --------------------------------------------------------------------------------------
                                     3.656615                 3.936838               7,710,706             1991*
--------------------------------------------------------------------------------------------------------------------

----------------------------- ------------------------ ----------------------- ------------------------ ------------
UNDERLYING MUTUAL FUND        ACCUMULATION UNIT        ACCUMULATION UNIT       NUMBER OF ACCUMULATION      YEAR
                              VALUE AT BEGINNING OF    VALUE AT END OF PERIOD  UNITS OUTSTANDING AT
                              PERIOD                                           THE END OF THE PERIOD
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
MFS(R)High Income Fund -             6.168371                 6.172749             1,376,013               1998
Class A
                              --------------------------------------------------------------------------------------
                                     5.518160                 6.168371             2,328,945               1997
                              --------------------------------------------------------------------------------------
                                     4.949752                 5.518160             1,009,326               1996
                              --------------------------------------------------------------------------------------
                                     4.265493                 4.949752             1,898,625               1995
                              --------------------------------------------------------------------------------------
                                     4.422523                 4.265493             1,736,718               1994
                              --------------------------------------------------------------------------------------
                                     3.739642                 4.422523             1,666,484               1993
                              --------------------------------------------------------------------------------------
                                     3.225557                 3.739642             1,036,199               1992
                              --------------------------------------------------------------------------------------
                                     2.894993                 3.225557               817,803               1991*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Massachusetts Investors             15.968069                22.143725               310,155               1998
Growth Stock Fund - Class A
                              --------------------------------------------------------------------------------------
                                    10.880822                15.968069               801,488               1997
                              --------------------------------------------------------------------------------------
                                     8.942612                10.880822               491,538               1996
                              --------------------------------------------------------------------------------------
                                     7.034148                 8.942612               877,034               1995
                              --------------------------------------------------------------------------------------
                                     7.613442                 7.034148               876,723               1994
                              --------------------------------------------------------------------------------------
                                     6.714892                 7.613442               837,196               1993
                              --------------------------------------------------------------------------------------
                                     6.368639                 6.714892               711,003               1992
                              --------------------------------------------------------------------------------------
                                     5.100857                 6.368639               559,059               1991
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Nationwide(R)Fund - Class D         20.697282                26.722904                    36               1998
                              --------------------------------------------------------------------------------------
                                    14.964379                20.697282             4,299,707               1997
                              --------------------------------------------------------------------------------------
                                    12.191058                14.964379             1,456,965               1996
                              --------------------------------------------------------------------------------------
                                     9.468045                12.191058             2,755,666               1995
                               --------------------------------------------------------------------------------------
                                     9.502760                 9.468045             2,754,540               1994
                               --------------------------------------------------------------------------------------
                                     8.985447                 9.502760             2,950,704               1993
                               --------------------------------------------------------------------------------------
                                     8.810680                 8.985447             3,032,348               1992
                               --------------------------------------------------------------------------------------
                                     7.837093                 8.810680             2,238,323               1991*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Nationwide(R)Growth Fund -           3.854877                 4.725203               679,189               1998
Class D
                              --------------------------------------------------------------------------------------
                                     3.083008                 3.854877             1,987,181               1997
                              --------------------------------------------------------------------------------------
                                     2.667201                 3.083008             1,157,824               1996
                              --------------------------------------------------------------------------------------
                                     2.092009                 2.667201             2,409,384               1995
                              --------------------------------------------------------------------------------------
                                     2.081399                 2.092009             2,602,594               1994
                              --------------------------------------------------------------------------------------
                                     1.887524                 2.081399             6,293,504               1993
                              --------------------------------------------------------------------------------------
                                     1.792687                 1.887524             5,507,203               1992
                              --------------------------------------------------------------------------------------
                                     1.498853                 1.792687             4,283,563               1991*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Neuberger Berman Guardian            1.706116                 1.729738             9,040,807               1998
Fund, Inc.
                              --------------------------------------------------------------------------------------
                                     1.460410                 1.706116            23,446,031               1997
                              --------------------------------------------------------------------------------------
                                     1.250781                 1.460410             6,973,153               1996
                              --------------------------------------------------------------------------------------
                                     0.955773                 1.250781             7,940,457               1995
                              --------------------------------------------------------------------------------------
                                     1.000000                 0.955773               907,272               1994
--------------------------------------------------------------------------------------------------------------------

----------------------------- ------------------------ ----------------------- ------------------------ ------------
UNDERLYING MUTUAL FUND        ACCUMULATION UNIT        ACCUMULATION UNIT       NUMBER OF ACCUMULATION      YEAR
                              VALUE AT BEGINNING OF    VALUE AT END OF PERIOD  UNITS OUTSTANDING AT
                              PERIOD                                           THE END OF THE PERIOD
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Putnam Investors Fund -             18.110411                24.311753             2,421,935               1998
Class A
                              --------------------------------------------------------------------------------------
                                    13.594501                18.110411             3,305,277               1997
                              --------------------------------------------------------------------------------------
                                    11.305164                13.594501             1,545,059               1996
                              --------------------------------------------------------------------------------------
                                     8.297318                11.305164             2,260,621               1995
                              --------------------------------------------------------------------------------------
                                     8.652501                 8.297318             2,145,377               1994
                              --------------------------------------------------------------------------------------
                                     7.410567                 8.652501             1,975,963               1993
                              --------------------------------------------------------------------------------------
                                     6.934213                 7.410567             1,682,860               1992
                              --------------------------------------------------------------------------------------
                                     6.383603                 6.934213             1,597,104               1991*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Putnam Voyager Fund - Class          3.837109                 4.715165            27,161,675               1998
A
                              --------------------------------------------------------------------------------------
                                     3.074879                 3.837109            52,162,678               1997
                              --------------------------------------------------------------------------------------
                                     2.752130                 3.074879            22,936,312               1996
                              --------------------------------------------------------------------------------------
                                     1.982311                 2.752130            27,203,903               1995
                              --------------------------------------------------------------------------------------
                                     1.992379                 1.982311            19,751,850               1994
                              --------------------------------------------------------------------------------------
                                     1.698751                 1.992379            12,946,038               1993
                              --------------------------------------------------------------------------------------
                                     1.563079                 1.698751             5,917,563               1992
                              --------------------------------------------------------------------------------------
                                     1.256187                 1.563079             1,655,847               1991*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
SEI Index Funds - S&P 500            1.501834                 1.909266            28,576,205               1998
Index Portfolio
                              --------------------------------------------------------------------------------------
                                     1.139331                 1.501834            38,540,683               1997
                              --------------------------------------------------------------------------------------
                                     1.000000                 1.139331             4,129,102               1996
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Seligman Growth Fund, Inc.          12.541848                16.801408                352,047              1998
- Class A
                              --------------------------------------------------------------------------------------
                                    10.720312                12.541848                772,926              1997
                              --------------------------------------------------------------------------------------
                                     8.934609                10.720312                381,977              1996
                              --------------------------------------------------------------------------------------
                                     7.020585                 8.934609                616,776              1995
                              --------------------------------------------------------------------------------------
                                     7.370495                 7.020585                582,039              1994
                              --------------------------------------------------------------------------------------
                                     6.989639                 7.370495                538,601              1993
                              --------------------------------------------------------------------------------------
                                     6.340967                 6.989639                364,304              1992
                              --------------------------------------------------------------------------------------
                                     5.483042                 6.340967                308,224              1991*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Short-Term Investments               1.222017                 1.276562              1,766,084              1998
Trust - Treasury Portfolio
- Institutional Class **
                              --------------------------------------------------------------------------------------
                                     1.168909                 1.222017               3,399,331             1997
                              --------------------------------------------------------------------------------------
                                     1.119630                 1.168909               1,151,812             1996
                              --------------------------------------------------------------------------------------
                                     1.066889                 1.119630               1,524,715             1995
                              --------------------------------------------------------------------------------------
                                     1.034183                 1.066889               1,223,255             1994
                              --------------------------------------------------------------------------------------
                                     1.012172                 1.034183                 500,957             1993
                              --------------------------------------------------------------------------------------
                                     1.000000                 1.012172                 246,584             1992
--------------------------------------------------------------------------------------------------------------------

----------------------------- ------------------------ ----------------------- ------------------------ ------------
UNDERLYING MUTUAL FUND        ACCUMULATION UNIT        ACCUMULATION UNIT       NUMBER OF ACCUMULATION      YEAR
                              VALUE AT BEGINNING OF    VALUE AT END OF PERIOD  UNITS OUTSTANDING AT
                              PERIOD                                           THE END OF THE PERIOD
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
T. Rowe Price International          1.198954                 1.379298               9,434,812             1998
Stock Fund(R)
                              --------------------------------------------------------------------------------------
                                     1.178559                 1.198954              23,881,713             1997
                              --------------------------------------------------------------------------------------
                                     1.025854                 1.178559               9,304,599             1996
                              --------------------------------------------------------------------------------------
                                     0.929695                 1.025854              10,412,582             1995
                              --------------------------------------------------------------------------------------
                                     1.000000                 0.929695               4,482,375             1994
--------------------------------------------------------------------------------------------------------------------

*Period from July 1, 1991 (the date participant accounts of the NACo program were transferred from the Nationwide DC Variable Account to the NACo Variable Account and the NACo Variable Account began operations exclusive to the NACo program).

**The 7-day yield on the Short-Term Investment Trust  - Treasury Portfolio -
  Institutional Class as of December 31, 1998 was 2.47%.

       Variable Account Annual Expense Fee of 0.90% of average net assets

----------------------------- ------------------------ ----------------------- ------------------------ ------------
UNDERLYING MUTUAL FUND        ACCUMULATION UNIT        ACCUMULATION UNIT       NUMBER OF ACCUMULATION      YEAR
                              VALUE AT BEGINNING OF    VALUE AT END OF PERIOD  UNITS OUTSTANDING AT
                              PERIOD                                           THE END OF THE PERIOD
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
American Century: Growth             5.847874                 7.926529                3,210,215            1998
                              --------------------------------------------------------------------------------------
                                     4.564331                 5.847874                2,972,496            1997
                              --------------------------------------------------------------------------------------
                                     4.258167                 4.564331                6,416,724            1996
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
American Century: Ultra              1.739283                 2.319181               25,526,505            1998
                              --------------------------------------------------------------------------------------
                                     1.425323                 1.739283               17,512,296            1997
                              --------------------------------------------------------------------------------------
                                     1.349699                 1.425323               17,364,360            1996
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
The Bond Fund of                     2.334569                 2.433154                1,615,501            1998
America(SM), Inc.
                              --------------------------------------------------------------------------------------
                                     2.156482                 2.334569                  838,935            1997
                              --------------------------------------------------------------------------------------
                                     2.019231                 2.156482                1,041,402            1996
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Evergreen Income and Growth          2.424638                 2.383829                  288,461            1998
Fund
                              --------------------------------------------------------------------------------------
                                     1.948154                 2.424638                  164,209            1997
                              --------------------------------------------------------------------------------------
                                     1.797369                 1.948154                  267,437            1996
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Federated U.S. Government            1.302984                 1.395957                1,498,243            1998
Securities Fund: 2-5 Years
- Institutional Shares
                              --------------------------------------------------------------------------------------
                                     1.227166                 1.302984                  485,556            1997
                              --------------------------------------------------------------------------------------
                                     1.179520                 1.227166                  431,282            1996
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Fidelity Capital & Income            4.658156                 4.835829                   59,194            1998
Fund
                              --------------------------------------------------------------------------------------
                                     4.097872                 4.658156                   50,755            1997
                              --------------------------------------------------------------------------------------
                                     3.859929                 4.097872                   76,382            1996
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Fidelity Contrafund                  1.937547                 2.525528               34,985,707            1998
                              --------------------------------------------------------------------------------------
                                     1.589493                 1.937547               23,258,606            1997
                              --------------------------------------------------------------------------------------
                                     1.428112                 1.589493               22,719,185            1996
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Fidelity Equity-Income Fund          6.906673                 7.702094               10,047,811            1998
                              --------------------------------------------------------------------------------------
                                     5.361485                 6.906673                6,412,368            1997
                              --------------------------------------------------------------------------------------
                                     4.790401                 5.361485                7,437,534            1996
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Fidelity Magellan(R)Fund             1.806504                 2.392359               13,728,148            1998
                              --------------------------------------------------------------------------------------
                                     1.439922                 1.806504                9,967,418            1997
                              --------------------------------------------------------------------------------------
                                     1.327329                 1.439922               12,036,679            1996
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Fidelity OTC Portfolio               1.831396                 2.547908                3,156,471            1998
                              --------------------------------------------------------------------------------------
                                     1.681272                 1.831396                2,364,115            1997
                              --------------------------------------------------------------------------------------
                                     1.509365                 1.681272                1,269,335            1996
--------------------------------------------------------------------------------------------------------------------

----------------------------- ------------------------ ----------------------- ------------------------ ------------
UNDERLYING MUTUAL FUND        ACCUMULATION UNIT        ACCUMULATION UNIT       NUMBER OF ACCUMULATION      YEAR
                              VALUE AT BEGINNING OF    VALUE AT END OF PERIOD  UNITS OUTSTANDING AT
                              PERIOD                                           THE END OF THE PERIOD
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Fidelity Puritan Fund                1.597871                 1.846350                5,207,051            1998
                              --------------------------------------------------------------------------------------
                                     1.317785                 1.597871                2,540,462            1997
                              --------------------------------------------------------------------------------------
                                     1.202745                 1.317785                3,037,801            1996
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
The Investment Company of            2.279183                 2.776862                6,890,273            1998
America(R), Inc.
                              --------------------------------------------------------------------------------------
                                     1.771690                 2.279183                5,422,918            1997
                              --------------------------------------------------------------------------------------
                                     1.588880                 1.771690                5,329,249            1996
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
MAS Funds Fixed Income               1.336288                 1.415813                  991,972            1998
Portfolio
                              --------------------------------------------------------------------------------------
                                     1.230172                 1.336288                  274,281            1997
                              --------------------------------------------------------------------------------------
                                     1.148924                 1.230172                  236,446            1996
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
MFS(R)Growth Opportunities           9.020195                11.547088                  366,180            1998
Fund - Class A
                              --------------------------------------------------------------------------------------
                                     7.382705                 9.020195                  235,276            1997
                              --------------------------------------------------------------------------------------
                                     6.921487                 7.382705                  323,628            1996
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
MFS(R)High Income Fund -             6.173570                 6.181070                  516,943            1998
Class A
                              --------------------------------------------------------------------------------------
                                     5.520025                 6.173570                  244,788            1997
                              --------------------------------------------------------------------------------------
                                     5.086868                 5.520025                  244,640            1996
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Massachusetts Investors             15.981395                22.173275                  143,669            1998
Growth Stock Fund - Class A
                              --------------------------------------------------------------------------------------
                                    10.884466                15.981395                  111,799            1997
                              --------------------------------------------------------------------------------------
                                    10.146619                10.884466                  155,643            1996
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Nationwide(R)Growth Fund -           3.858094                 4.731510                  408,603            1998
Class D
                              --------------------------------------------------------------------------------------
                                     3.084040                 3.858094                  360,606            1997
                              --------------------------------------------------------------------------------------
                                     2.839932                 3.084040                  507,782            1996
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Neuberger Berman Guardian            1.707540                 1.732048                4,341,380            1998
Fund, Inc.
                              --------------------------------------------------------------------------------------
                                     1.460899                 1.707540                3,222,201            1997
                              --------------------------------------------------------------------------------------
                                     1.325880                 1.460899                2,513,725            1996
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Putnam Investors Fund -             18.125525                24.344197                  897,593            1998
Class A
                              --------------------------------------------------------------------------------------
                                    13.599051                18.125525                  329,877            1997
                              --------------------------------------------------------------------------------------
                                    12.145782                13.599051                  371,840            1996
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Putnam Voyager Fund - Class          3.840312                 4.721461               10,644,754            1998
A
                              --------------------------------------------------------------------------------------
                                     3.075909                 3.840312                7,200,296            1997
                              --------------------------------------------------------------------------------------
                                     3.068900                 3.075909                7,518,991            1996
--------------------------------------------------------------------------------------------------------------------

----------------------------- ------------------------ ----------------------- ------------------------ ------------
UNDERLYING MUTUAL FUND        ACCUMULATION UNIT        ACCUMULATION UNIT       NUMBER OF ACCUMULATION       YEAR
                              VALUE AT BEGINNING OF    VALUE AT END OF PERIOD  UNITS OUTSTANDING AT
                              PERIOD                                           THE END OF THE PERIOD
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
SEI Index Funds - S&P 500            1.503085                 1.911811               12,293,095             1998
Index Portfolio
                              --------------------------------------------------------------------------------------
                                     1.139711                 1.503085                5,223,019             1997
                              --------------------------------------------------------------------------------------
                                     1.000000                 1.139711                1,547,081             1996
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Seligman Growth Fund, Inc.          12.552317                16.823830                  174,614             1998
- Class A
                              --------------------------------------------------------------------------------------
                                    10.723901                12.552317                   80,990             1997
                              --------------------------------------------------------------------------------------
                                     9.776056                10.723901                   90,771             1996
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Short-Term Investments -             1.223047                 1.278283                1,030,158             1998
Trust - Treasury Portfolio
- Institutional Class*
                              --------------------------------------------------------------------------------------
                                     1.169304                 1.223047                  203,199             1997
                              --------------------------------------------------------------------------------------
                                     1.135916                 1.169304                  201,261             1996
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
T. Rowe Price International          1.199955                 1.381139                3,948,203             1998
Stock Fund(R)
                              --------------------------------------------------------------------------------------
                                     1.178953                 1.199955                3,056,840             1997
                              --------------------------------------------------------------------------------------
                                     1.108680                 1.178953                3,705,323             1996
--------------------------------------------------------------------------------------------------------------------


*The 7-day yield on the Short-Term Investment Trust - Treasury Portfolio -
 Institutional Class as of December 31, 1998 was 2.47%.

       Variable Account Annual Expense Fee of 0.80% of average net assets

----------------------------- ------------------------ ----------------------- ------------------------ ------------
UNDERLYING MUTUAL FUND        ACCUMULATION UNIT        ACCUMULATION UNIT       NUMBER OF ACCUMULATION      YEAR
                              VALUE AT BEGINNING OF    VALUE AT END OF PERIOD  UNITS OUTSTANDING AT
                              PERIOD                                           THE END OF THE PERIOD
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
American Century: Income &         1.000000                 1.097595                     76,300            1998
Growth
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
American Century: Growth           5.857641                 7.947702                  2,832,513            1998
                              --------------------------------------------------------------------------------------
                                   4.567388                 5.857641                  1,491,035            1997
                              --------------------------------------------------------------------------------------
                                   4.258179                 4.567388                  3,952,718            1996
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
American Century:                  1.000000                 1.084264                    103,189            1998
International Discovery Fund
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
American Century: Ultra            1.742188                 2.325375                 20,465,127            1998
                              --------------------------------------------------------------------------------------
                                   1.426278                 1.742188                  9,471,388            1997
                              --------------------------------------------------------------------------------------
                                   1.349702                 1.426278                 11,724,488            1996
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
The Bond Fund of America(SM),      2.338535                 2.439748                    954,957            1998
Inc.
                              --------------------------------------------------------------------------------------
                                   2.157968                 2.338535                    597,695            1997
                              --------------------------------------------------------------------------------------
                                   2.019264                 2.157968                    737,276            1996
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Dreyfus Appreciation Fund,         1.000000                 1.080133                     60,330            1998
Inc.
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Dreyfus Premier Midcap             1.000000                 1.133283                      6,837            1998
Stock Fund - Class A
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
The Dreyfus Third Century          3.541129                 4.572707                  6,657,158            1998
Fund, Inc.
                              --------------------------------------------------------------------------------------
                                   2.759207                 3.541129                    917,688            1997
                              --------------------------------------------------------------------------------------
                                   2.450473                 2.759207                  1,075,140            1996
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Evergreen Income and Growth        2.428687                 2.390198                    111,941            1998
Fund
                              --------------------------------------------------------------------------------------
                                   1.949458                 2.428687                    130,014            1997
                              --------------------------------------------------------------------------------------
                                   1.797374                 1.949458                    303,775            1996
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Federated Bond Fund - Class        1.000000                 1.018687                     77,098            1998
F
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Federated U.S. Government          1.305179                 1.399720                  1,061,815            1998
Securities Fund: 2-5 Years
- Institutional Shares
                              --------------------------------------------------------------------------------------
                                   1.227995                 1.305179                    241,356            1997
                              --------------------------------------------------------------------------------------
                                   1.179523                 1.227995                    184,497            1996
--------------------------------------------------------------------------------------------------------------------

----------------------------- ------------------------ ----------------------- ------------------------ ------------
UNDERLYING MUTUAL FUND        ACCUMULATION UNIT        ACCUMULATION UNIT       NUMBER OF ACCUMULATION      YEAR
                              VALUE AT BEGINNING OF    VALUE AT END OF PERIOD  UNITS OUTSTANDING AT
                              PERIOD                                           THE END OF THE PERIOD
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Growth            1.000000                 1.089301                     32,561            1998
Opportunities Fund - Class A
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Fidelity Advisor High Yield        1.000000                 1.064751                        395            1998
Fund - Class T
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Fidelity Capital & Income          4.666006                 4.848865                     60,278            1998
Fund
                              --------------------------------------------------------------------------------------
                                   4.100640                 4.666006                    120,784            1997
                              --------------------------------------------------------------------------------------
                                   3.859939                 4.100640                    203,017            1996
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Fidelity Contrafund                1.940782                 2.532274                 26,018,143            1998
                              --------------------------------------------------------------------------------------
                                   1.590557                 1.940782                 12,620,829            1997
                              --------------------------------------------------------------------------------------
                                   1.428116                 1.590557                 13,966,075            1996
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Fidelity Equity-Income Fund        6.918202                 7.722666                  6,525,557            1998
                              --------------------------------------------------------------------------------------
                                   5.365074                 6.918202                  5,904,892            1997
                              --------------------------------------------------------------------------------------
                                   4.790414                 5.365074                  6,668,170            1996
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Fidelity Magellan(R)Fund           1.809520                 2.398748                 11,284,101            1998
                              --------------------------------------------------------------------------------------
                                   1.440886                 1.809520                  5,726,530            1997
                              --------------------------------------------------------------------------------------
                                   1.327332                 1.440886                  6,812,829            1996
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Fidelity OTC Portfolio             1.834455                 2.554714                  2,759,385            1998
                              --------------------------------------------------------------------------------------
                                   1.682398                 1.834455                  1,302,436            1997
                              --------------------------------------------------------------------------------------
                                   1.509369                 1.682398                    886,668            1996
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Fidelity Puritan Fund              1.600539                 1.851282                  3,223,535            1998
                              --------------------------------------------------------------------------------------
                                   1.318667                 1.600539                  1,283,945            1997
                              --------------------------------------------------------------------------------------
                                   1.202749                 1.318667                  1,390,626            1996
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
INVESCO Dynamics Fund              1.000000                 1.172431                     38,248            1998
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
INVESCO Total Return Fund          1.000000                 1.023668                      9,067            1998
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
The Investment Company of          2.282988                 2.784278                  4,926,029            1998
America(R), Inc.
                              --------------------------------------------------------------------------------------
                                   1.772876                 2.282988                  2,356,594            1997
                              --------------------------------------------------------------------------------------
                                   1.588884                 1.772876                  2,306,070            1996
--------------------------------------------------------------------------------------------------------------------

----------------------------- ------------------------ ----------------------- ------------------------ ------------
UNDERLYING MUTUAL FUND        ACCUMULATION UNIT        ACCUMULATION UNIT       NUMBER OF ACCUMULATION      YEAR
                              VALUE AT BEGINNING OF    VALUE AT END OF PERIOD  UNITS OUTSTANDING AT
                              PERIOD                                           THE END OF THE PERIOD
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
MAS Funds Fixed Income             1.338520                 1.419597                    261,209            1998
Portfolio
                              --------------------------------------------------------------------------------------
                                   1.230995                 1.338520                     94,434            1997
                              --------------------------------------------------------------------------------------
                                   1.148928                 1.230995                    116,525            1996
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
MFS(R)Growth Opportunities         9.035263                11.577941                    190,471            1998
Fund - Class A
                              --------------------------------------------------------------------------------------
                                   7.387651                 9.035263                    197,549            1997
                              --------------------------------------------------------------------------------------
                                   6.921506                 7.387651                    330,931            1996
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
MFS(R)High Income Fund -           6.183974                 6.197734                    346,946            1998
Class A
                              --------------------------------------------------------------------------------------
                                   5.523753                 6.183974                    233,869            1997
                              --------------------------------------------------------------------------------------
                                   5.086882                 5.523753                    252,930            1996
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Massachusetts Investors           16.008079                22.232493                    125,998            1998
Growth Stock Fund -  Class A
                              --------------------------------------------------------------------------------------
                                  10.891758                16.008079                     78,577            1997
                              --------------------------------------------------------------------------------------
                                  10.146647                10.891758                    136,164            1996
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley                     1.000000                 1.106680                     11,853            1998
Institutional Fund, Inc. -
Equity Growth Portfolio -
Class B
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Nationwide(R)Fund - Class D       20.749126                26.830004                  3,247,615            1998
                              --------------------------------------------------------------------------------------
                                  14.979404                20.749126                    355,149            1997
                              --------------------------------------------------------------------------------------
                                  13.111665                14.979404                    289,479            1996
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Nationwide(R)Growth Fund -         3.864536                 4.744149                    280,426            1998
Class D
                              --------------------------------------------------------------------------------------
                                   3.086105                 3.864536                     89,839            1997
                              --------------------------------------------------------------------------------------
                                   2.839940                 3.086105                    133,215            1996
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Nationwide(R)Money Market          3.011419                 3.139103                  6,949,105            1998
Fund*
                              --------------------------------------------------------------------------------------
                                   2.887772                 3.011419                  1,219,186            1997
                              --------------------------------------------------------------------------------------
                                   2.810841                 2.887772                  1,754,115            1996
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Nationwide S&P 500(R)Index         1.000000                 1.093550                     64,039            1998
Fund - Class Y
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Nationwide Separate Account        0.961555                 0.963521                  1,340,017            1998
Trust- Nationwide Small
Company Fund
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Neuberger Berman Guardian          1.710392                 1.736676                  2,886,123            1998
Fund, Inc.
                              --------------------------------------------------------------------------------------
                                   1.461877                 1.710392                  1,596,621            1997
                              --------------------------------------------------------------------------------------
                                   1.325883                 1.461877                  1,655,042            1996
--------------------------------------------------------------------------------------------------------------------

----------------------------- ------------------------ ----------------------- ------------------------ ------------
UNDERLYING MUTUAL FUND        ACCUMULATION UNIT        ACCUMULATION UNIT       NUMBER OF ACCUMULATION      YEAR
                              VALUE AT BEGINNING OF    VALUE AT END OF PERIOD  UNITS OUTSTANDING AT
                              PERIOD                                           THE END OF THE PERIOD
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Neuberger Berman Partners            1.000000               1.041831                          6            1998
Trust
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund -            1.000000               1.106449                      2,237            1998
Class A
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Putnam Investors Fund -             18.155790              24.409212                    549,318            1998
Class A
                              --------------------------------------------------------------------------------------
                                    13.608156              18.155790                    233,708            1997
                              --------------------------------------------------------------------------------------
                                    12.145815              13.608156                    239,486            1996
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Putnam Voyager Fund - Class          3.846728               4.734076                  7,755,689            1998
A
                              --------------------------------------------------------------------------------------
                                     3.077970               3.846728                  3,817,279            1997
                              --------------------------------------------------------------------------------------
                                     3.068905               3.077970                  4,941,310            1996
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
SEI Index Funds - S&P 500            1.505589               1.916911                  8,439,537            1998
Index Portfolio
                              --------------------------------------------------------------------------------------
                                     1.140471               1.505589                  3,491,065            1997
                              --------------------------------------------------------------------------------------
                                     1.000000               1.140471                  1,023,459            1996
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Seligman Growth Fund,               12.573280              16.868765                     90,887            1998
Inc.-Class A
                              --------------------------------------------------------------------------------------
                                    10.731082              12.573280                     61,083            1997
                              -------------------------------------------------------------------------------------
                                     9.776083              10.731082                    107,031            1996
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Short-Term Investments               1.225108               1.281729                    320,548            1998
Trust - Treasury Portfolio
- Institutional Class**
                              --------------------------------------------------------------------------------------
                                     1.170093               1.225108                    331,148            1997
                              --------------------------------------------------------------------------------------
                                     1.135919               1.170093                    394,386            1996
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
T. Rowe Price International          1.201960               1.384829                  3,133,125            1998
Stock Fund(R)
                              --------------------------------------------------------------------------------------
                                     1.179742               1.201960                  1,722,849            1997
                              --------------------------------------------------------------------------------------
                                     1.108683               1.179742                  2,213,126            1996
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund -             1.287377               1.214689                 13,917,762            1998
Class A
                              --------------------------------------------------------------------------------------
                                     1.216800               1.287377                  2,363,601            1997
                              --------------------------------------------------------------------------------------
                                     1.114642               1.216800                  2,314,772            1996
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Warburg Pincus Emerging              1.000000               1.140152                      5,986            1998
Growth Fund - Common Class
--------------------------------------------------------------------------------------------------------------------

* The 7-day yield on the Nationwide(R) Money Market Fund as of December 31, 1998 was 3.74%.

**The 7-day yield on the Short-Term Investment Trust - Treasury Portfolio -
  Institutional Class as of December 31, 1998 was 2.47%.

       Variable Account Annual Expense Fee of 0.70% of average net assets

----------------------------- ------------------------ ----------------------- ------------------------ ------------
UNDERLYING MUTUAL FUND        ACCUMULATION UNIT        ACCUMULATION UNIT       NUMBER OF ACCUMULATION      YEAR
                              VALUE AT BEGINNING OF    VALUE AT END OF PERIOD  UNITS OUTSTANDING AT
                              PERIOD                                           THE END OF THE PERIOD
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
American Century: Income &         1.000000                 1.097739                     36,320            1998
Growth
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
American Century:                  1.000000                 1.084406                     43,124            1998
International Discovery Fund
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Dreyfus Appreciation Fund,         1.000000                 1.080275                     52,910            1998
Inc.
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Dreyfus Premier Midcap             1.000000                 1.133431                     23,028            1998
Stock Fund - Class A
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
The Dreyfus Third Century          3.547042                 4.584920                  3,080,222            1998
Fund, Inc.
                              --------------------------------------------------------------------------------------
                                   2.761054                 3.547042                    724,635            1997
                              --------------------------------------------------------------------------------------
                                   2.450480                 2.761054                  2,645,579            1996
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Federated Bond Fund - Class        1.000000                 1.018821                      1,037            1998
F
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Growth            1.000000                 1.089444                      1,223            1998
Opportunities Fund - Class A
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Fidelity Advisor High Yield        1.000000                 1.064934                        116            1998
Fund - Class T
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
INVESCO Dynamics Fund              1.000000                 1.172584                      3,535            1998
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
INVESCO Total Return Fund          1.000000                 1.023803                      1,276            1998
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The           1.000000                 1.152311                    819,842            1998
Aggressive Portfolio
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The           1.000000                 1.110341                    382,730            1998
Conservative Portfolio
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The           1.000000                 1.145999                  1,312,884            1998
Moderate Portfolio
--------------------------------------------------------------------------------------------------------------------

----------------------------- ------------------------ ----------------------- ------------------------ ------------
UNDERLYING MUTUAL FUND        ACCUMULATION UNIT        ACCUMULATION UNIT       NUMBER OF ACCUMULATION      YEAR
                              VALUE AT BEGINNING OF    VALUE AT END OF PERIOD  UNITS OUTSTANDING AT
                              PERIOD                                           THE END OF THE PERIOD
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The           1.000000                 1.143522                  1,127,941            1998
Moderately Aggressive
Portfolio
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The           1.000000                 1.131933                    455,658            1998
Moderatly Conservative
Portfolio
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Nationwide(R)Fund - Class D       20.783760                26.901646                  1,298,643            1998
                              --------------------------------------------------------------------------------------
                                  14.989429                20.783760                    218,220            1997
                              --------------------------------------------------------------------------------------
                                  13.111701                14.989429                    664,951            1996
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Nationwide(R)Money Market          3.016489                 3.147557                  3,320,018            1998
Fund*
                              --------------------------------------------------------------------------------------
                                   2.889720                 3.016489                  1,244,833            1997
                              --------------------------------------------------------------------------------------
                                   2.810849                 2.889720                  6,170,419            1996
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Nationwide S&P 500(R)Index         1.000000                 1.093694                     97,706            1998
Fund -  Class Y
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Nationwide Separate Account        0.961707                 0.964638                    589,435            1998
Trust - Nationwide Small
Company Fund
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Neuberger Berman Partners          1.000000                 1.041968                     46,617            1998
Trust
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Prestige Balanced Fund -           1.000000                 1.061002                     67,659            1998
Class Y
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Prestige International Fund        1.000000                 1.092070                      2,686            1998
- Class Y
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Prestige Large Cap Growth          1.000000                 1.139564                     39,909            1998
Fund - Class Y
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Prestige Large Cap Value           1.000000                 1.049429                        858            1998
Fund - Class Y
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Prestige Small Cap Fund -          1.000000                 1.090386                      7,654            1998
Class Y
--------------------------------------------------------------------------------------------------------------------

----------------------------- ------------------------ ----------------------- ------------------------ ------------
UNDERLYING MUTUAL FUND        ACCUMULATION UNIT        ACCUMULATION UNIT       NUMBER OF ACCUMULATION      YEAR
                              VALUE AT BEGINNING OF    VALUE AT END OF PERIOD  UNITS OUTSTANDING AT
                              PERIOD                                           THE END OF THE PERIOD
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund -            1.000000               1.106594                        942            1998
Class A
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund -             1.289527                 1.217936               7,746,564             1998
Class A
                              --------------------------------------------------------------------------------------
                                     1.217615                 1.289527               1,164,252             1997
                              --------------------------------------------------------------------------------------
                                     1.114645                 1.217615               5,552,808             1996
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Warburg Pincus Emerging              1.000000                 1.140301                     882             1998
Growth Fund - Common Class
--------------------------------------------------------------------------------------------------------------------

*The 7-day yield on the Nationwide(R) Money Market Fund as of December 31, 1998 was 3.74%.

       Variable Account Annual Expense Fee of 0.65% of average net assets

----------------------------- ------------------------ ----------------------- ------------------------ ------------
UNDERLYING MUTUAL FUND        ACCUMULATION UNIT        ACCUMULATION UNIT       NUMBER OF ACCUMULATION      YEAR
                              VALUE AT BEGINNING OF    VALUE AT END OF PERIOD  UNITS OUTSTANDING AT
                              PERIOD                                           THE END OF THE PERIOD
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
American Century: Growth           5.869391                 7.975584                  1,377,500            1998
                              --------------------------------------------------------------------------------------
                                   4.776599                 5.869391                  2,322,606            1997
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
American Century: Ultra            1.745683                 2.333533                  9,983,888            1998
                              --------------------------------------------------------------------------------------
                                   1.474619                 1.745683                 19,969,711            1997
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
The Bond Fund of America(SM),      2.343312                 2.448428                    722,007            1998
Inc.
                              --------------------------------------------------------------------------------------
                                   2.185294                 2.343312                    753,555            1997
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Evergreen Income and Growth        2.433557                 2.398586                    125,423            1998
Fund
                              --------------------------------------------------------------------------------------
                                   1.949492                 2.433557                    297,366            1997
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Federated U.S. Government          1.307818                 1.404671                    558,667            1998
Securities Fund: 2-5 Years
- Institutional Shares
                              --------------------------------------------------------------------------------------
                                   1.238301                 1.307818                    579,571            1997
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Fidelity Capital & Income          4.675440                 4.866016                    142,236            1998
Fund
                              --------------------------------------------------------------------------------------
                                   4.139531                 4.675440                     61,610            1997
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Fidelity Contrafund                1.944675                 2.541159                 11,832,023            1998
                              --------------------------------------------------------------------------------------
                                   1.597582                 1.944675                 19,667,377            1997
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Fidelity Equity-Income Fund        6.932074                 7.749762                  4,532,595            1998
                              --------------------------------------------------------------------------------------
                                   5.639098                 6.932074                  8,086,997            1997
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Fidelity Magellan(R)Fund           1.813149                 2.407162                  5,041,523            1998
                              --------------------------------------------------------------------------------------
                                   1.494160                 1.813149                  6,992,191            1997
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Fidelity OTC Portfolio             1.838136                 2.563678                  1,453,622            1998
                              --------------------------------------------------------------------------------------
                                   1.604136                 1.838136                  2,776,451            1997
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Fidelity Puritan Fund              1.603749                 1.857778                  1,260,820            1998
                              --------------------------------------------------------------------------------------
                                   1.388317                 1.603749                  2,031,661            1997
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
The Investment Company of          2.287566                 2.794045                  1,858,205            1998
America(R), Inc.
                              --------------------------------------------------------------------------------------
                                   1.890348                 2.287566                  2,872,363            1997
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
MAS Funds Fixed Income             1.341206                 1.424580                    278,580            1998
Portfolio
                              --------------------------------------------------------------------------------------
                                   1.248067                 1.341206                    277,396            1997
--------------------------------------------------------------------------------------------------------------------

----------------------------- ------------------------ ----------------------- ------------------------ ------------
UNDERLYING MUTUAL FUND        ACCUMULATION UNIT        ACCUMULATION UNIT       NUMBER OF ACCUMULATION      YEAR
                              VALUE AT BEGINNING OF    VALUE AT END OF PERIOD  UNITS OUTSTANDING AT
                              PERIOD                                           THE END OF THE PERIOD
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
MFS(R)Growth Opportunities         9.053391                11.618570                    180,839            1998
Fund - Class A
                              --------------------------------------------------------------------------------------
                                   7.676856                 9.053391                    212,160            1997
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
MFS(R)High Income Fund -           6.196477                 6.219656                    253,885            1998
Class A
                              --------------------------------------------------------------------------------------
                                   5.615972                 6.196477                    418,967            1997
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Massachusetts Investors           16.040180                22.310477                     64,922            1998
Growth Stock Fund - Class A
                              --------------------------------------------------------------------------------------
                                  12.126811                16.040180                    117,830            1997
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Nationwide(R)Growth Fund -         3.872287                 4.760794                     88,677            1998
Class D
                              --------------------------------------------------------------------------------------
                                   3.194767                 3.872287                    269,417            1997
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Neuberger Berman Guardian          1.713822                 1.742771                  1,466,182            1998
Fund, Inc.
                              --------------------------------------------------------------------------------------
                                   1.527855                 1.713822                  4,309,283            1997
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Putnam Investors Fund -           18.192202                24.494833                    297,345            1998
Class A
                              --------------------------------------------------------------------------------------
                                  14.574047                18.192202                    377,276            1997
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Putnam Voyager Fund - Class        3.854445                 4.750689                  4,199,459            1998
A
                              --------------------------------------------------------------------------------------
                                   3.048108                 3.854445                  6,307,757            1997
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
SEI Index Funds - S&P 500          1.508603                 1.923629                  5,122,867            1998
Index Portfolio
                              --------------------------------------------------------------------------------------
                                   1.234422                 1.508603                  5,095,657            1997
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Seligman Growth Fund, Inc.        12.598501                16.927940                     52,182            1998
- Class A
                              --------------------------------------------------------------------------------------
                                  11.006405                12.598501                    124,591            1997
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Short-Term Investments             1.227585                 1.286263                    891,584            1998
Trust - Treasury Portfolio
- Institutional Class*
                              --------------------------------------------------------------------------------------
                                   1.188793                 1.227585                    238,580            1997
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
T. Rowe Price International        1.204372                 1.389689                  1,610,019            1998
Stock Fund(R)
                              --------------------------------------------------------------------------------------
                                   1.193159                 1.204372                  4,374,310            1997
--------------------------------------------------------------------------------------------------------------------

*The 7-day yield on the Short-Term Investment Trust - Treasury Portfolio -
 Institutional Class as of December 31, 1998 was 2.47%.

       Variable Account Annual Expense Fee of 0.60% of average net assets

----------------------------- ------------------------ ----------------------- ------------------------ ------------
UNDERLYING MUTUAL FUND        ACCUMULATION UNIT        ACCUMULATION UNIT       NUMBER OF ACCUMULATION      YEAR
                              VALUE AT BEGINNING OF    VALUE AT END OF PERIOD  UNITS OUTSTANDING AT
                              PERIOD                                           THE END OF THE PERIOD
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The           1.000000                 1.150285                    296,908            1998
Aggressive Portfolio
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The           1.000000                 1.108390                     97,738            1998
Conservative Portfolio
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The           1.000000                 1.143985                    193,617            1998
Moderate Portfolio
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The           1.000000                 1.141512                    169,925            1998
Moderatly Aggressive
Portfolio
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The           1.000000                 1.129944                    135,133            1998
Moderately Conservative
Portfolio
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Prestige Balanced Fund -           1.000000                 1.061142                         38            1998
Class Y
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Prestige International Fund        1.000000                 1.092213                     19,996            1998
- Class Y
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Prestige Large Cap Growth          1.000000                 1.139713                     22,783            1998
Fund - Class Y
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Prestige Large Cap Value           1.000000                 1.049566                     24,429            1998
Fund - Class Y
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Prestige Small Cap Fund -          1.000000                 1.090529                     33,702            1998
Class Y
--------------------------------------------------------------------------------------------------------------------

       Variable Account Annual Expense Fee of 0.55% of average net assets

----------------------------- ------------------------ ----------------------- ------------------------ ------------
UNDERLYING MUTUAL FUND        ACCUMULATION UNIT        ACCUMULATION UNIT       NUMBER OF ACCUMULATION      YEAR
                              VALUE AT BEGINNING OF    VALUE AT END OF PERIOD  UNITS OUTSTANDING AT
                              PERIOD                                           THE END OF THE PERIOD
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
American Century: Income &         1.000000                 1.097955                     39,351            1998
Growth - Investor Class
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
American Century:                  1.000000                 1.084619                      7,164            1998
International Discovery
Fund - Investor Class
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Dreyfus Appreciation Fund,         1.000000                 1.080487                     20,457            1998
Inc.
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
The Dreyfus Third Century          3.532278                 4.557584                  2,140,647            1998
Fund, Inc.
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Growth            1.000000                 1.089659                      5,256            1998
Opportunities Fund - Class A
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Fidelity Advisor High Yield        1.000000                 1.065207                      2,276            1998
Fund - Class T
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
INVESCO Dynamics Fund              1.000000                 1.172815                      5,449            1998
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Nationwide(R)Fund - Class D       20.697282                26.741341                    904,019            1998
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Nationwide(R)Money Market          3.003821                 3.129626                  2,277,564            1998
Fund*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Nationwide S&P 500(R)Index         1.000000                 1.093909                      4,693            1998
Fund -  Class Y
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Nationwide Separate Account        0.961325                 0.962506                    494,950            1998
Trust - Nationwide Small
Company Fund
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Neuberger Berman Partners          1.000000                 1.042174                      1,093            1998
Trust
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund -          1.000000                 1.106811                      6,579            1998
Class A
--------------------------------------------------------------------------------------------------------------------

----------------------------- ------------------------ ----------------------- ------------------------ ------------
UNDERLYING MUTUAL FUND        ACCUMULATION UNIT        ACCUMULATION UNIT       NUMBER OF ACCUMULATION      YEAR
                              VALUE AT BEGINNING OF    VALUE AT END OF PERIOD  UNITS OUTSTANDING AT
                              PERIOD                                           THE END OF THE PERIOD
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund -             1.284158               1.210671                  1.210671             1998
Class A
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Warburg Pincus Emerging              1.000000               1.140526                     8,854             1998
Growth Fund - Common Class
--------------------------------------------------------------------------------------------------------------------

*The 7-day yield on the Nationwide(R) Money Market Fund as of December 31, 1998 was 3.74%.

       Variable Account Annual Expense Fee of 0.50% of average net assets

----------------------------- ------------------------ ----------------------- ------------------------ ------------
UNDERLYING MUTUAL FUND        ACCUMULATION UNIT        ACCUMULATION UNIT       NUMBER OF ACCUMULATION      YEAR
                              VALUE AT BEGINNING OF    VALUE AT END OF PERIOD  UNITS OUTSTANDING AT
                              PERIOD                                           THE END OF THE PERIOD
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
American Century: Growth           5.842997                 7.922098                    359,828            1998
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
American Century: Ultra            1.737833                 2.317883                  3,364,116            1998
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
The Bond Fund of America(SM),      2.332586                 2.431945                    268,515            1998
Inc.
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Federated U.S. Government          1.301886                 1.395671                    281,752            1998
Securities Fund: 2-5 Years
- Institutional Shares
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Fidelity Capital & Income          4.654233                 4.834839                     15,722            1998
Fund
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Fidelity Contrafund                1.935931                 2.524114                  6,920,209            1998
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Fidelity Equity-Income Fund        6.900916                 7.697797                  2,032,139            1998
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Fidelity Magellan(R)Fund           1.800499                 2.391021                  2,481,152            1998
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Fidelity OTC Portfolio             1.829868                 2.546479                    554,256            1998
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Fidelity Puritan(R)Fund            1.596539                 1.845320                  1,058,070            1998
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
The Investment Company of          2.277283                 2.775312                  1,244,473            1998
America(SM), Inc.
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
MAS Funds Fixed Income             1.335173                 1.415024                    100,650            1998
Portfolio
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
MFS(R)Growth Opportunities         9.012670                11.540626                     63,546            1998
Fund - Class A
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
MFS(R)High Income Fund -           6.168371                 6.179806                    106,230            1998
Class A
--------------------------------------------------------------------------------------------------------------------

----------------------------- ------------------------ ----------------------- ------------------------ ------------
UNDERLYING MUTUAL FUND        ACCUMULATION UNIT        ACCUMULATION UNIT       NUMBER OF ACCUMULATION      YEAR
                              VALUE AT BEGINNING OF    VALUE AT END OF PERIOD  UNITS OUTSTANDING AT
                              PERIOD                                           THE END OF THE PERIOD
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Massachusetts Investors            15.968069                22.160876                     22,289           1998
Growth Stock Fund - Class A
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Nationwide(R)Growth Fund -          3.854877                 4.728868                     31,217           1998
Class D
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Neuberger Berman Guardian           1.706116                 1.731080                    658,443           1998
Fund, Inc.
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Putnam Investors Fund -            18.110411                24.330583                     60,549           1998
Class A
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Putnam Voyager Fund - Class         3.837109                 4.718816                  1,141,130           1998
A
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
SEI Index Funds - S&P 500           1.501834                 1.910747                  2,027,825           1998
Index Portfolio
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Seligman Growth Fund, Inc.         12.541848                16.814429                     24,055           1998
- Class A
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Short-Term Investments              1.222017                 1.278022                     86,239           1998
Trust - Treasury Portfolio
- Institutional Class*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
T. Rowe Price International         1.198954                 1.380367                  1,224,755           1998
Stock Fund(R)
--------------------------------------------------------------------------------------------------------------------

*The 7-day yield on the Short-Term Investment Trust - Treasury Portfolio -
 Institutional Class as of December 31, 1998 was 2.47%.

       Variable Account Annual Expense Fee of 0.45% of average net assets

----------------------------- ------------------------ ----------------------- ------------------------ ------------
UNDERLYING MUTUAL FUND        ACCUMULATION UNIT        ACCUMULATION UNIT       NUMBER OF ACCUMULATION      YEAR
                              VALUE AT BEGINNING OF    VALUE AT END OF PERIOD  UNITS OUTSTANDING AT
                              PERIOD                                           THE END OF THE PERIOD
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The           1.000000                 1.150582                    211,746            1998
Aggressive Portfolio
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The           1.000000                 1.108677                    207,470            1998
Conservative Portfolio
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The           1.000000                 1.144281                    114,698            1998
Moderate Portfolio
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The           1.000000                 1.141807                    154,400            1998
Moderately Aggressive
Portfolio
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The           1.000000                 1.130236                     55,915            1998
Moderately Conservative
Portfolio
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Prestige Large Cap Growth          1.000000                 1.139937                      6,708            1998
Fund - Class Y
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Prestige Large Cap Value           1.000000                 1.049773                      7,855            1998
Fund - Class Y
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Prestige Small Cap Fund -          1.000000                 1.090743                     17,596            1998
Class Y
--------------------------------------------------------------------------------------------------------------------

       Variable Account Annual Expense Fee of 0.40% of average net assets

----------------------------- ------------------------ ----------------------- ------------------------ ------------
UNDERLYING MUTUAL FUND        ACCUMULATION UNIT        ACCUMULATION UNIT       NUMBER OF ACCUMULATION      YEAR
                              VALUE AT BEGINNING OF    VALUE AT END OF PERIOD  UNITS OUTSTANDING AT
                              PERIOD                                           THE END OF THE PERIOD
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
American Century: Income &         1.000000                 1.098171                        636            1998
Growth - Investor Class
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
American Century: Growth           5.867425                 7.987376                  2,228,401            1998
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
American Century:                  1.000000                 1.084832                    456,421            1998
International Discovery
Fund - Investor Class
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
American Century: Ultra            1.745098                 2.336984                 23,187,750            1998
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
The Bond Fund of America(SM),      2.342504                 2.452190                    861,657            1998
Inc.
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Dreyfus Appreciation Fund,         1.000000                 1.080700                      7,474            1998
Inc.
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
The Dreyfus Third Century          3.532278                 4.558760                  1,100,730            1998
Fund, Inc.
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Evergreen Income and Growth        2.432742                 2.402138                    242,926            1998
Fund
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Federated Bond Fund - Class        1.000000                 1.019222                    170,453            1998
F
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Federated U.S. Government          1.307377                 1.406762                  1,119,202            1998
Securities Fund: 2-5 Years
- Institutional Shares
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Growth            1.000000                 1.089873                        930            1998
Opportunities Fund - Class A
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Fidelity Capital & Income          4.673860                 4.873259                     53,798            1998
Fund
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Fidelity Contrafund                1.944023                 2.544916                 21,126,009            1998
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Fidelity Equity-Income Fund        6.929751                 7.761233                  7,558,249            1998
--------------------------------------------------------------------------------------------------------------------

----------------------------- ------------------------ ----------------------- ------------------------ ------------
UNDERLYING MUTUAL FUND        ACCUMULATION UNIT        ACCUMULATION UNIT       NUMBER OF ACCUMULATION       YEAR
                              VALUE AT BEGINNING OF    VALUE AT END OF PERIOD  UNITS OUTSTANDING AT
                              PERIOD                                           THE END OF THE PERIOD
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Fidelity Magellan(R)Fund            1.812541                 2.410721                  7,449,476            1998
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Fidelity OTC Portfolio              1.837520                 2.567467                  3,023,192            1998
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Fidelity Puritan(R)Fund             1.603211                 1.860527                  2,399,715            1998
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
INVESCO Dynamics Fund               1.000000                 1.173045                    278,971            1998
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
The Investment Company of           2.286799                 2.798178                  3,259,397            1998
America(SM), Inc.
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
MAS Funds Fixed Income              1.340756                 1.426689                    616,144            1998
Portfolio
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
MFS(R)Growth Opportunities          9.050357                11.635755                    203,691            1998
Fund - Class A
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
MFS(R)High Income Fund -            6.194384                 6.228913                    451,743            1998
Class A
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Massachusetts Investors            16.034807                22.343460                    120,267            1998
Growth Stock Fund - Class A
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley                      1.000000                 1.107260                     10,064            1998
Institutional Fund, Inc. -
Equity Growth Portfolio -
Class B
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Nationwide(R)Fund - Class D        20.697282                26.748259                    481,772            1998
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Nationwide(R)Growth Fund -          3.870989                 4.767838                    255,124            1998
Class D
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Nationwide(R)Money Market           3.016489                 3.154895                  2,708,726            1998
Fund*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Nationwide S&P 500(R)Index          1.000000                 1.094125                     19,071            1998
Fund - Class Y
--------------------------------------------------------------------------------------------------------------------

----------------------------- ------------------------ ----------------------- ------------------------ ------------
UNDERLYING MUTUAL FUND        ACCUMULATION UNIT        ACCUMULATION UNIT       NUMBER OF ACCUMULATION      YEAR
                              VALUE AT BEGINNING OF    VALUE AT END OF PERIOD  UNITS OUTSTANDING AT
                              PERIOD                                           THE END OF THE PERIOD
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Nationwide Separate Account        0.961784                 0.966626                    454,960            1998
Trust - Nationwide Small
Company Fund
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Neuberger Berman Guardian          1.713248                 1.745353                  4,117,644            1998
Fund, Inc.
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Putnam Investors Fund -           18.186106                24.531046                    684,364            1998
Class A
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Putnam Voyager Fund - Class        3.853154                 4.757715                  7,057,963            1998
A
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
SEI Index Funds - S&P 500          1.508098                 1.926474                  9,208,478            1998
Index Portfolio
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Seligman Growth Fund, Inc.        12.594278                16.952971                    145,547            1998
- Class A
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Short-Term Investments             1.227171                 1.288178                    763,114            1998
Trust - Treasury Portfolio
- Institutional Class**
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
T. Rowe Price International        1.203968                 1.391746                  4,818,444            1998
Stock Fund(R)
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund -           1.284158                 1.210984                  1,884,614            1998
Class A
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Warburg Pincus Emerging            1.000000                 1.140750                        224            1998
Growth Fund - Common Class
--------------------------------------------------------------------------------------------------------------------

* The 7-day yield on the Nationwide(R) Money Market Fund as of December 31, 1998 was 3.74%.

**The 7-day yield on the Short-Term Investment Trust - Treasury Portfolio -
  Institutional Class as of December 31, 1998 was 2.47%.

       Variable Account Annual Expense Fee of 0.30% of average net assets

----------------------------- ------------------------ ----------------------- ------------------------ ------------
UNDERLYING MUTUAL FUND        ACCUMULATION UNIT        ACCUMULATION UNIT       NUMBER OF ACCUMULATION      YEAR
                              VALUE AT BEGINNING OF    VALUE AT END OF PERIOD  UNITS OUTSTANDING AT
                              PERIOD                                           THE END OF THE PERIOD
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
American Century: Growth           5.867425                 7.988751                    207,682            1998
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
American Century: Ultra            1.745098                 2.337386                  1,622,498            1998
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Dreyfus Appreciation Fund,         1.000000                 1.080842                        116            1998
Inc.
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
The Dreyfus Third Century          3.532278                 4.559545                    132,409            1998
Fund, Inc.
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Growth            1.000000                 1.090017                          6            1998
Opportunities Fund - Class A
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley                     1.000000                 1.107406                          6            1998
Institutional Fund, Inc. -
Equity Growth Portfolio -
Class B
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Nationwide(R)Fund - Class D       20.697282                26.752871                    163,349            1998
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Nationwide(R)Growth Fund -         3.870989                 4.768660                     72,274            1998
Class D
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Nationwide(R)Money Market          3.003821                 3.131607                    289,513            1998
Fund*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Nationwide S&P 500(R)Index         1.000000                 1.094268                         81            1998
Fund - Class Y
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Nationwide Separate Account        0.931325                 0.962923                     19,582            1998
Trust - Nationwide Small
Company Fund
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Putnam Investors Fund -           18.186106                24.535266                    141,978            1998
Class A
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Putnam Voyager Fund - Class        3.853154                 4.758533                    935,379            1998
A
--------------------------------------------------------------------------------------------------------------------

----------------------------- ------------------------ ----------------------- ------------------------ ------------
UNDERLYING MUTUAL FUND        ACCUMULATION UNIT        ACCUMULATION UNIT       NUMBER OF ACCUMULATION      YEAR
                              VALUE AT BEGINNING OF    VALUE AT END OF PERIOD  UNITS OUTSTANDING AT
                              PERIOD                                           THE END OF THE PERIOD
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund -           1.284158                1.211193                    572,528             1998
Class A
--------------------------------------------------------------------------------------------------------------------

*The 7-day yield on the Nationwide(R) Money Market Fund as of December 31, 1998 was 3.74%.

\


       Variable Account Annual Expense Fee of 0.25% of average net assets

----------------------------- ------------------------ ----------------------- ------------------------ ------------
UNDERLYING MUTUAL FUND        ACCUMULATION UNIT        ACCUMULATION UNIT       NUMBER OF ACCUMULATION      YEAR
                              VALUE AT BEGINNING OF    VALUE AT END OF PERIOD  UNITS OUTSTANDING AT
                              PERIOD                                           THE END OF THE PERIOD
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
The Dreyfus Third Century          3.532278                 4.559937                    340,211            1998
Fund, Inc.
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Growth            1.000000                 1.090088                      1,714            1998
Opportunities Fund - Class A
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The           1.000000                 1.150978                    144,398            1998
Aggressive Portfolio
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The           1.000000                 1.109060                     85,045            1998
Conservative Portfolio
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The           1.000000                 1.144675                     17,475            1998
Moderate Portfolio
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The           1.000000                 1.142200                    138,659            1998
Moderately Aggressive
Portfolio
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The           1.000000                 1.130626                    104,938            1998
Moderately Conservative
Portfolio
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Nationwide(R)Fund - Class D       20.697282                26.755178                    104,524            1998
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Nationwide(R)Money Market          3.003821                 3.132003                    662,386            1998
Fund*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Nationwide S&P 500(R)Index         1.000000                 1.094340                     76,493            1998
Fund - Class Y
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Nationwide Separate Account        0.961325                 0.963006                     84,982            1998
Trust - Nationwide Small
Company Fund
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Prestige Small Cap Fund -          1.000000                 1.091029                      3,784            1998
Class Y
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

                                       70

----------------------------- ------------------------ ----------------------- ------------------------ ------------
UNDERLYING MUTUAL FUND        ACCUMULATION UNIT        ACCUMULATION UNIT       NUMBER OF ACCUMULATION      YEAR
                              VALUE AT BEGINNING OF    VALUE AT END OF PERIOD  UNITS OUTSTANDING AT
                              PERIOD                                           THE END OF THE PERIOD
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund -           1.284158                1.211297                    599,440             1998
Class A
--------------------------------------------------------------------------------------------------------------------

*The 7-day yield on the Nationwide(R) Money Market Fund as of December 31, 1998 was 3.74%.

       Variable Account Annual Expense Fee of 0.15% of average net assets

----------------------------- ------------------------ ----------------------- ------------------------ ------------
UNDERLYING MUTUAL FUND        ACCUMULATION UNIT        ACCUMULATION UNIT       NUMBER OF ACCUMULATION      YEAR
                              VALUE AT BEGINNING OF    VALUE AT END OF PERIOD  UNITS OUTSTANDING AT
                              PERIOD                                           THE END OF THE PERIOD
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
American Century: Income &         1.000000                 1.098531                     51,660            1998
Growth
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
American Century:                  1.000000                 1.085187                     25,538            1998
International Discovery
Fund - Investor Class
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Dreyfus Appreciation Fund,         1.000000                 1.081055                     86,357            1998
Inc.
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Dreyfus Premier Midcap             1.000000                 1.134248                      4,299            1998
Stock Fund - Class A
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
The Dreyfus Third Century          3.547042                 4.602327                  2,316,305            1998
Fund, Inc.
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Federated Bond Fund - Class        1.000000                 1.019557                     19,138            1998
F
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Growth            1.000000                 1.090231                     38,722            1998
Opportunities Fund - Class A
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Fidelity Advisor High Yield        1.000000                 1.065933                     55,862            1998
Fund - Class T
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
INVESCO Dynamics Fund              1.000000                 1.173429                      2,672            1998
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
INVESCO Total Return Fund                                   1.024544                     12,945            1998
                              --------------------------------------------------------------------------------------
                                   1.000000
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The           1.000000                 1.151176                      1,783            1998
Aggressive Portfolio
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The           1.000000                 1.142397                      3,674            1998
Moderately Aggressive
Portfolio
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The           1.000000                 1.130821                      1,110            1998
Moderately Conservative
Portfolio

--------------------------------------------------------------------------------------------------------------------

----------------------------- ------------------------ ----------------------- ------------------------ ------------
UNDERLYING MUTUAL FUND        ACCUMULATION UNIT        ACCUMULATION UNIT       NUMBER OF ACCUMULATION      YEAR
                              VALUE AT BEGINNING OF    VALUE AT END OF PERIOD  UNITS OUTSTANDING AT
                              PERIOD                                           THE END OF THE PERIOD
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley                     1.000000                 1.107624                      2,580            1998
Institutional Fund, Inc. -
Equity Growth Portfolio -
Class B
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Nationwide(R)Fund - Class D       20.783760                27.003819                  1,044,190            1998
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Nationwide(R)Money Market          3.003821                 3.132794                  3,344,001            1998
Fund*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Nationwide S&P 500(R)Index         1.000000                 1.094484                     25,400            1998
Fund - Class Y
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Nationwide Separate Account        0.961325                 0.963171                    313,865            1998
Trust - Nationwide Small
Company Fund
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Neuberger Berman Partners          1.000000                 1.042722                         10            1998
Trust
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund -          1.000000                 1.1007392                     1,884            1998
Class A
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund -           1.289527                 1.222569                  4,225,950            1998
Class A
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Warburg Pincus Emerging            1.000000                 1.141124                      2,964            1998
Growth Fund - Common Class
--------------------------------------------------------------------------------------------------------------------

*The 7-day yield on the Nationwide(R) Money Market Fund as of December 31, 1998 was 3.74%.

       Variable Account Annual Expense Fee of 0.10% of average net assets

----------------------------- ------------------------ ----------------------- ------------------------ ------------
UNDERLYING MUTUAL FUND        ACCUMULATION UNIT        ACCUMULATION UNIT       NUMBER OF ACCUMULATION      YEAR
                              VALUE AT BEGINNING OF    VALUE AT END OF PERIOD  UNITS OUTSTANDING AT
                              PERIOD                                           THE END OF THE PERIOD
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The           1.000000                 1.151275                      2,524            1998
Aggressive Portfolio
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The           1.000000                 1.109347                      4,359            1998
Conservative Portfolio
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The           1.000000                 1.144971                      9,964            1998
Moderate Portfolio
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The           1.000000                 1.142495                     19,416            1998
Moderately Aggressive
Portfolio
--------------------------------------------------------------------------------------------------------------------

       Variable Account Annual Expense Fee of 0.00% of average net assets

----------------------------- ------------------------ ----------------------- ------------------------ ------------
UNDERLYING MUTUAL FUND        ACCUMULATION UNIT        ACCUMULATION UNIT       NUMBER OF ACCUMULATION      YEAR
                              VALUE AT BEGINNING OF    VALUE AT END OF PERIOD  UNITS OUTSTANDING AT
                              PERIOD                                           THE END OF THE PERIOD
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The           1.000000                 1.157296                    691,326            1998
Aggressive Portfolio
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The           1.000000                 1.115144                    114,219            1998
Conservative Portfolio
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The           1.000000                 1.150956                    257,772            1998
Moderate Portfolio
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The           1.000000                 1.148468                    401,494            1998
Moderately Aggressive
Portfolio
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
LifeDesigns Series - The           1.000000                 1.136829                    112,759            1998
Moderately Conservative
Portfolio
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Prestige Balanced Fund -           1.000000                 1.061978                         25            1998
Class Y
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Prestige International Fund        1.000000                 1.093071                         70
- Class Y
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Prestige Large Cap Growth          1.000000                 1.140610                      2,886            1998
Fund - Class Y
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Prestige Large Cap Value           1.000000                 1.050394                      3,334            1998
Fund - Class Y
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
Prestige Small Cap Fund -          1.000000                 1.091387                      6,727            1998
Class Y
--------------------------------------------------------------------------------------------------------------------